    As filed with the Securities and Exchange Commission on July 29, 2005.


                                            1933 Act Registration No. 333-16617
                                            1940 Act Registration No. 811-07747
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933         [_]

                     Pre-Effective Amendment No.      [_]

                     Post-Effective Amendment No. 10  [X]

                                    and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [_]

                     Amendment No. 10                 [X]


                       (Check appropriate box or boxes)

                               -----------------

                           Nuveen Multistate Trust I
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

               Jessica R. Droeger                   With a copy to:
          Vice President and Secretary              Thomas S. Harman
              333 West Wacker Drive            Morgan Lewis & Bockius LLP
             Chicago, Illinois 60606         1111 Pennsylvania Avenue, N.W.
     (Name and Address of Agent for Service)     Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[_]Immediately upon filing pursuant to paragraph   [X]on September 28, 2005 pursuant to
   (b) of Rule 485                                    paragraph (a)(1) of Rule 485
[_]on (date) pursuant to paragraph (b) of Rule 485 [_]75 days after filing pursuant to paragraph
[_] 60 days after filing pursuant to paragraph        (a)(2) of Rule 485
    (a)(1) of Rule 485                             [_]on (date) pursuant to paragraph (a)(2) of
                                                      Rule 485


If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16617

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07747

This Registration Statement comprises the following papers and contents:

  The Facing Sheet

  Part A-

  Prospectus For:

   Nuveen Arizona Municipal Bond Fund

   Nuveen Colorado Municipal Bond Fund

   Nuveen New Mexico Municipal Bond Fund

  Prospectus For:

   Nuveen Florida Municipal Bond Fund

  Prospectus For:

   Nuveen Maryland Municipal Bond Fund

   Nuveen Pennsylvania Municipal Bond Fund

   Nuveen Virginia Municipal Bond Fund

  Part B-The Statement of Additional Information

  Copy of the Annual Reports to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

  Part C-Other Information

  Signatures

  Index to Exhibits

  Exhibits

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Arizona Municipal Bond Fund                          2
         Nuveen Colorado Municipal Bond Fund                         4
         Nuveen New Mexico Municipal Bond Fund                       6

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  11
         What the Risks Are                                         12
         How We Manage Risk                                         12

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                14
         How to Reduce Your Sales Charge                            15
         How to Buy Shares                                          17
         Systematic Investing                                       18
         Systematic Withdrawal                                      19
         Special Services                                           19
         How to Sell Shares                                         20

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         22
         Distribution and Service Plans                             23
         Net Asset Value                                            25
         Frequent Trading                                           25
         Fund Service Providers                                     26

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       27

         Appendix  Additional State Information                     30

                                                             September   , 2005


Section 1  The Funds

                       Nuveen Arizona Municipal Bond Fund
                       Nuveen Colorado Municipal Bond Fund
                       Nuveen New Mexico Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Arizona Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Arizona bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                [BAR CHART]

                          Class A Annual Returns

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
19.0    3.1    9.6    6.0   -5.2   11.1    5.2    7.7   4.0



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively for the quarters ended          and
        . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)                %         %         %
                Class B                        %         %         %
                Class C                        %         %         %
                Class R                        %         %         %
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions               %         %         %
                 After Taxes on
                   Distributions and
                   Sale of Shares              %         %         %
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/      %         %         %
                Lipper Peer Group/3/           %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



              +After Expense Reimbursements
              Expense Reimbursements          %     %     %     %
              Total Annual Fund Operating
              Expenses--Net                   %     %     %     %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Arizona Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Colorado Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Colorado bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                [BAR CHART]

                          Class A Annual Returns

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
18.4    4.3   11.9    6.1   -6.7    9.2    6.1    7.4   4.2



Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively for the quarters ended          and
        . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)                %         %         %
                Class B                        %         %         %
                Class C                        %         %         %
                Class R                        %         %         %
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions               %         %         %
                 After Taxes on
                   Distributions and
                   Sale of Shares              %         %         %
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/      %         %         %
                Lipper Peer Group/3/           %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



              +After Expense Reimbursements
              Expense Reimbursements          %     %     %     %
              Total Annual Fund Operating
              Expenses--Net                   %     %     %     %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Colorado Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen New Mexico Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Mexico bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /



                             [BAR CHART]

                       Class A Annual Returns

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
17.8    4.0   10.2    5.9   -4.9   10.0    4.6    7.6    3.9


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively for the quarters ended          and
        . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
               Class Returns Before Taxes  1 Year    5 Year   10 Year
               --------------------------------------------------------
               Class A (Offer)                 %         %         %
               Class B                         %         %         %
               Class C                         %         %         %
               Class R                         %         %         %
               --------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions                %         %         %
                After Taxes on
                  Distributions and
                  Sale of Shares               %         %         %
               --------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/       %         %         %
               Lipper Peer Group/3/            %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1.Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
   year-to-date return on net asset value as of 6/30/05 was     %.

 2.The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

 Annual Fund Operating Expenses

Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses-Gross+                            %    %    %    %



              +After Expense Reimbursements
             Expense Reimbursements             %     %     %     %
             Total Annual Fund Operating
             Expenses--Net                      %     %     %     %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


 3.The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.
 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances or by specified classes of investor. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS




                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $119 billion in assets under management, as of March 31, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the funds) the investment sub- advisory agreement between NAM and each such fund's sub-adviser, which would result in the automatic termination of each agreement. The Board of Trustees of each fund has considered a new ongoing investment management agreement and, when applicable, investment sub-advisory agreement. The new ongoing agreements will be presented to each fund's shareholders for approval and will take effect if approved.



                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.


Section 2  How We Manage Your Money

                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.



                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Scott R. Romans has been the portfolio manager for the Arizona, Colorado and New Mexico Funds since November 2003. He is a Vice President, formerly, Assistant Vice President and Portfolio Manager of Nuveen Advisory (since 2003), formerly, Senior Analyst (since 2000); prior thereto, he attended the University of Chicago, receiving his Ph.D. in 2000. Currently, he manages 26 Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:



                  Nuveen Arizona Municipal Bond Fund        %
                  Nuveen Colorado Municipal Bond Fund       %
                  Nuveen New Mexico Municipal Bond Fund     %


                       As approved by the Board of Trustees, a complex-wide fee schedule for all funds managed by Nuveen Advisory and its affiliates went into effect on August 1, 2004. The implementation of this complex-wide fee schedule resulted in a marginal immediate decrease in the rate at which management fees are paid by the funds. As assets in the Nuveen Fund complex grow, the management fee rates to be paid by the funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the funds if the complex-wide fee schedule were not implemented.

             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                                            Section 2  How We Manage Your Money

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.


                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement

Section 2  How We Manage Your Money
                       takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund, which is a diversified fund.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

Section 2  How We Manage Your Money

                       As a diversified fund, the Arizona Fund also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.



                                           Section 2   How We Manage Your Money

Section 3  How You Can Buy and Sell Shares


                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.



                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares


                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                 3.70%
.....................................................................................................
 $50,000 but less than $100,000             4.00                  4.18                  3.50
.....................................................................................................
 $100,000 but less than $250,000            3.50                  3.63                  3.00
.....................................................................................................
 $250,000 but less than $500,000            2.50                  2.56                  2.00
.....................................................................................................
 $500,000 but less than $1,000,000          2.00                  2.04                  1.50
.....................................................................................................
 $1,000,000 and over                          --/1/                 --                  1.00/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower,

Section 3  How You Can Buy and Sell Shares
                       according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions


                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.


                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                                     Section 3  How You Can Buy and Sell Shares

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).


                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:


                        .  Purchases of $1,000,000 or More.



                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.



                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).



                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.



                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.



                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.


                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:


                        . Certain trustees, directors, employees, and affiliates of Nuveen.



                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.



                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


Section 3  How You Can Buy and Sell Shares

                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.

                       nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.


                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                                     Section 3  How You Can Buy and Sell Shares

                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds". The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



                        [Chart showing effects of
                        systematic investing and dividend reinvestment]



                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                                     Section 3  How You Can Buy and Sell Shares

                       See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.








                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.




                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum.
The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan

                                                 Section 4  General Information
                       under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)


                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.


                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available, the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.



                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.




              LOGO



                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being by a Frequent Trader (defined below)


                                                 Section 4  General Information
                       may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.



                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.



                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.



                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002, 2003, 2004 and 2005 has
                       been audited by                     , whose report for
                       the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Arizona Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------


                                                                          Net
                                                                    Realized/                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (10/86)
 2005
 2004                                           $11.35       $.48       $(.61) $(.13)      $(.49)   $  --  $(.49) $10.73
 2003                                            10.91        .51         .47    .98        (.52)    (.02)  (.54)  11.35
 2002                                            10.84        .53         .12    .65        (.53)    (.05)  (.58)  10.91
 2001                                            10.24        .54         .58   1.12        (.52)      --   (.52)  10.84

Class B (2/97)
 2005
 2004                                            11.33        .40        (.61)  (.21)       (.40)      --   (.40)  10.72
 2003                                            10.89        .42         .48    .90        (.44)    (.02)  (.46)  11.33
 2002                                            10.83        .45         .11    .56        (.45)    (.05)  (.50)  10.89
 2001                                            10.23        .46         .59   1.05        (.45)      --   (.45)  10.83

Class C (2/94)
 2005
 2004                                            11.33        .42        (.61)  (.19)       (.43)      --   (.43)  10.71
 2003                                            10.90        .45         .46    .91        (.46)    (.02)  (.48)  11.33
 2002                                            10.83        .47         .12    .59        (.47)    (.05)  (.52)  10.90
 2001                                            10.23        .48         .59   1.07        (.47)      --   (.47)  10.83

Class R (2/97)
 2005
 2004                                            11.33        .50        (.60)  (.10)       (.51)      --   (.51)  10.72
 2003                                            10.90        .53         .47   1.00        (.55)    (.02)  (.57)  11.33
 2002                                            10.83        .56         .12    .68        (.56)    (.05)  (.61)  10.90
 2001                                            10.24        .56         .58   1.14        (.55)      --   (.55)  10.83
-------------------------------------------------------------------------------------------------------------------------


                                                                    Ratios/Supplemental Data
Class (Inception Date)                                   ----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (10/86)
 2005
 2004                                            (1.19)% $69,355       .94%       4.34%        10%
 2003                                             9.23    75,255       .92        4.56         14
 2002                                             6.06    69,356       .92        4.85         16
 2001                                            11.12    70,642       .95        5.02         21

Class B (2/97)
 2005
 2004                                            (1.85)    6,162      1.69        3.59         10
 2003                                             8.43     6,745      1.67        3.81         14
 2002                                             5.20     5,962      1.67        4.10         16
 2001                                            10.33     4,447      1.70        4.27         21

Class C (2/94)
 2005
 2004                                            (1.73)    7,481      1.49        3.80         10
 2003                                             8.56     9,289      1.47        4.01         14
 2002                                             5.50     7,454      1.46        4.30         16
 2001                                            10.56     5,809      1.50        4.47         21

Class R (2/97)
 2005
 2004                                             (.93)   16,198       .74        4.55         10
 2003                                             9.38    19,351       .72        4.76         14
 2002                                             6.30    17,742       .72        5.05         16
 2001                                            11.27    19,388       .75        5.22         21
--------------------------------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are     %,     %,     % and     % for classes A, B, C
    and R, respectively, and the Ratios of Net Investment Income to Average Net
    Assets for 2005 are     %,     %,     % and     % for classes A, B, C and
    R, respectively.


                                                Section 5  Financial Highlights

Nuveen Colorado Municipal Bond Fund



Class
(Inception               Investment Operations          Less Distributions
Date)                -----------------------------  -------------------------                     -------


                                        Net
                                  Realized/                                    Ending              Ending
           Beginning        Net  Unrealized                Net                    Net                 Net
Year Ended Net Asset Investment  Investment         Investment  Capital         Asset     Total    Assets
May 31,        Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------

Class A (5/87)
  2005
  2004        $10.52       $.45       $(.49) $(.04)      $(.45)     $-- $(.45) $10.03      (.34)% $30,658
  2003         10.15        .48         .38    .86        (.49)      --  (.49)  10.52      8.70    32,732
  2002         10.02        .52         .13    .65        (.52)      --  (.52)  10.15      6.53    32,638
  2001          9.50        .52         .51   1.03        (.51)      --  (.51)  10.02     11.00    32,306

Class B (2/97)
  2005
  2004         10.53        .37        (.48)  (.11)       (.38)      --  (.38)  10.04     (1.04)    5,867
  2003         10.16        .40         .39    .79        (.42)      --  (.42)  10.53      7.93     6,310
  2002         10.03        .44         .13    .57        (.44)      --  (.44)  10.16      5.78     6,014
  2001          9.52        .45         .50    .95        (.44)      --  (.44)  10.03     10.07     4,916

Class C (2/97)
  2005
  2004         10.51        .39        (.48)  (.09)       (.40)      --  (.40)  10.02      (.87)    5,234
  2003         10.14        .42         .39    .81        (.44)      --  (.44)  10.51      8.14     6,801
  2002         10.01        .46         .13    .59        (.46)      --  (.46)  10.14      5.98     4,064
  2001          9.49        .47         .50    .97        (.45)      --  (.45)  10.01     10.41     2,995

Class R (2/97)
  2005
  2004         10.52        .47        (.48)  (.01)       (.48)      --  (.48)  10.03      (.11)      647
  2003         10.16        .50         .38    .88        (.52)      --  (.52)  10.52      8.84       799
  2002         10.01        .54         .15    .69        (.54)      --  (.54)  10.16      6.98       819
  2001          9.50        .54         .50   1.04        (.53)      --  (.53)  10.01     11.10       746
----------------------------------------------------------------------------------------------------------


Class
(Inception  Ratios/Supplemental Data
Date)      ---------------------------------
                        Ratio of
            Ratio of         Net
            Expenses  Investment
                  to   Income to
             Average     Average  Portfolio
Year Ended       Net         Net   Turnover
May 31,    Assets(c)   Assets(c)       Rate
--------------------------------------------

Class A (5/87)
  2005
  2004           .95%       4.34%        49%
  2003           .95        4.66         12
  2002           .96        5.05         28
  2001          1.00        5.28         33

Class B (2/97)
  2005
  2004          1.70        3.59         49
  2003          1.70        3.92         12
  2002          1.70        4.29         28
  2001          1.75        4.53         33

Class C (2/97)
  2005
  2004          1.50        3.80         49
  2003          1.49        4.11         12
  2002          1.49        4.50         28
  2001          1.55        4.73         33

Class R (2/97)
  2005
  2004           .75        4.54         49
  2003           .75        4.87         12
  2002           .75        5.25         28
  2001           .81        5.47         33
--------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are     %,     %,     % and     % for classes A, B, C
    and R, respectively, and the Ratios of Net Investment Income to Average Net
    Assets for 2005 are     %,     %,     % and     % for classes A, B, C and
    R, respectively.


Section 5  Financial Highlights

Nuveen New Mexico Municipal Bond Fund



Class
(Inception                   Investment Operations          Less Distributions
Date)                    -----------------------------  -------------------------                     -------


                                            Net
                                      Realized/                                    Ending              Ending
               Beginning        Net  Unrealized                Net                    Net                 Net
Year Ended     Net Asset Investment  Investment         Investment  Capital         Asset     Total    Assets
May 31,            Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (9/92)
  2005
  2004            $10.66       $.45       $(.58) $(.13)      $(.46)     $-- $(.46) $10.07     (1.28)% $41,789
  2003             10.27        .47         .40    .87        (.48)      --  (.48)  10.66      8.65    47,478
  2002             10.23        .49         .04    .53        (.49)      --  (.49)  10.27      5.22    45,882
  2001              9.66        .50         .56   1.06        (.49)      --  (.49)  10.23     11.11    46,358

Class B (2/97)
  2005
  2004             10.66        .37        (.58)  (.21)       (.38)      --  (.38)  10.07     (2.02)    5,137
  2003             10.27        .39         .40    .79        (.40)      --  (.40)  10.66      7.84     5,919
  2002             10.23        .41         .04    .45        (.41)      --  (.41)  10.27      4.43     4,485
  2001              9.66        .42         .56    .98        (.41)      --  (.41)  10.23     10.26     3,393

Class C (2/97)
  2005
  2004             10.67        .40        (.60)  (.20)       (.40)      --  (.40)  10.07     (1.94)    5,243
  2003             10.27        .41         .41    .82        (.42)      --  (.42)  10.67      8.13     4,615
  2002             10.23        .43         .04    .47        (.43)      --  (.43)  10.27      4.61     3,295
  2001              9.65        .44         .57   1.01        (.43)      --  (.43)  10.23     10.61     2,396

Class R (2/97)
  2005
  2004             10.70        .47        (.59)  (.12)       (.47)      --  (.47)  10.11     (1.10)      836
  2003             10.30        .49         .41    .90        (.50)      --  (.50)  10.70      8.91       726
  2002             10.26        .51         .03    .54        (.50)      --  (.50)  10.30      5.39       547
  2001              9.68        .52         .56   1.08        (.50)      --  (.50)  10.26     11.39       520
--------------------------------------------------------------------------------------------------------------


Class
(Inception      Ratios/Supplemental Data
Date)          ---------------------------------
                            Ratio of
                Ratio of         Net
                Expenses  Investment
                      to   Income to
                 Average     Average  Portfolio
Year Ended           Net         Net   Turnover
May 31,        Assets(c)   Assets(c)       Rate
------------------------------------------------

Class A (9/92)
  2005
  2004               .93%       4.36%        20%
  2003               .93        4.48          8
  2002               .95        4.76         22
  2001               .99        4.92         10

Class B (2/97)
  2005
  2004              1.68        3.61         20
  2003              1.68        3.73          8
  2002              1.70        4.01         22
  2001              1.73        4.17         10

Class C (2/97)
  2005
  2004              1.48        3.81         20
  2003              1.47        3.93          8
  2002              1.50        4.20         22
  2001              1.54        4.37         10

Class R (2/97)
  2005
  2004               .73        4.56         20
  2003               .73        4.68          8
  2002               .75        4.96         22
  2001               .79        5.12         10
------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are     %,     %,     % and     % for classes A, B, C
    and R, respectively, and the Ratios of Net Investment Income to Average Net
    Assets for 2005 are     %,     %,     % and     % for classes A, B, C and
    R, respectively.


                                                Section 5  Financial Highlights

Appendix  Additional State Information [TO BE UPDATED BY AMENDMENT]


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       Arizona

                       Arizona's economy continues to grow at a rapid pace benefiting from strong population growth (outpacing national levels) and low business costs (attracting more industries to the State). Construction, particularly in urban areas, is booming. The outlook for tourism is steadily improving with the war in Iraq barely affecting lodging revenues and occupancy. Also, the State is home to five major military bases and has benefited from over $6 billion flowing into the State, with more to come. One downside risk is the persistent drought in much of the West that is straining already scarce water supplies and increasing the threat of devastating forest fires.

                       In May, Governor Janet Napolitano signed the $7.4 billion fiscal 2005 general fund budget that relies on recurring revenues as well as one-time measures to cover a gap of about $283 million. However, total revenues were up 8.9 percent over last year, and state tax revenues continue to come in at a higher rate than even the most optimistic predictions. If that growth continues, the $283 million budget deficit will continue to decline, and lawmakers could begin next session with as much as $70 million in the now-empty rainy day fund. Despite improvement, Arizona will continue to face education, healthcare, social services and corrections expenditures due to its growing population and new policy initiatives, which will continue to constrain finances over the next few years.

                       Employment is growing at a rapid pace. The statewide unemployment rate was 4.3% in July 2004, down substantially from 5.8% in July 2003, and below the national average of 5.5% in July 2004. Per capita income remains below average at $26,838 in 2003, which is approximately 85% of the national average of $31,632.

                       Although the State does not issue general obligation debt, as of September 4, 2004, Moody's and Standard and Poor's gave its lease obligations A1 and AA- ratings, respectively. Standard and Poor's maintains a negative outlook on Arizona. Moody's revised its outlook to Stable from Negative on February 18, 2003, reflecting an improved state economy, which, together with federal relief funding, has helped stabilize fiscal deterioration earlier than expected. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Appendix

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. While dividends paid out of income earned on Arizona municipal bonds are not subject to Arizona tax, if you are subject to tax in a state other than Arizona, these dividends may be included in calculating taxable income for that state. You will be subject to Arizona personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Arizona corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                       Colorado

                       Colorado's economy is finally showing some improvement, particularly in financial activities and professional and business services but still lags the national pace in its recovery. The increase in defense spending is boosting Denver area defense contractors, although the deployment of troops from Fort Carson has offset much of that gain and is responsible for an increase in unemployment. Business investment in telecom, computers and IT products has advanced for three consecutive quarters, but has yet to have an impact on the labor market. Despite the weaker economy, the Colorado housing market strengthened through 2003.

                       Fiscal 2005 state tax revenues are showing signs of moderate growth and are helping to stabilize the State's budget picture and provide a modest ending balance in the general fund. A constitutional amendment passed by voters in 1992 known as TABOR constitutionally limits expenditure and revenue growth going forward and provides that annual tax revenues that exceed the constitutional limit be refunded unless voters approve otherwise. Colorado passed legislation deferring some of the TABOR requirements, but unless voters authorize additional spending, the State is apt to face another round of tax refunds and budget cuts in fiscal 2006. Constitutional prohibitions on Colorado debt result in a very low state debt burden.

                       Governor Bill Owens signed the fiscal 2005 budget with a projected ending fund balance of about $60 million--while certainly an improvement over the past, it provides only limited financial flexibility and amounts to less than 1% of anticipated revenues for the year. However, there are sizeable resources in other state funds--projected at about $1.2 billion--that may be borrowed and transferred into the general fund if necessary to meet the State's obligations.

                       The State is expected to continue to lag the pace of the national employment recovery through the end of 2004, although the labor force is stagnant, which is keeping unemployment rates deceptively low. Unemployment was at 5.1% in July 2004 (down from 6.2% in July 2003) and below the July national average of 5.5%. Per capita personal income was $34,283 in 2003, which is 108% of the national average of $31,632.

                       Although Colorado has no outstanding general obligation debt, Standard & Poor's rates Colorado lease obligations AA- as of September 4, 2004 and revised the outlook to Stable from Negative on January 9, 2004 to reflect the State's improving revenues and reserves. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                                                                       Appendix

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Colorado personal income tax to the extent they are paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 or U.S. government securities. While dividends paid out of income earned on Colorado municipal bonds issued on or after May 1, 1980 are not subject to Colorado tax, if you are subject to tax in a state other than Colorado, these dividends may be included in calculating taxable income for that state. You will be subject to Colorado personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Colorado corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                       New Mexico

                       New Mexico's economy continues to be one of the best performing economies in the nation with government defense spending protecting New Mexico from the worst of the downturn. Healthcare remains a major growth driver in the State, and strong population growth, supported by an influx of retirees, has increased demand for housing and fueled a construction boom. Intel has used its new production facilities (and 5,000 employees) to produce smaller chips to satisfy the rebounding PC industry. Oil and gas prices are rising once again, and natural resources and the New Mexico mining industry (hit very hard during the recession) are expanding steadily. Offsetting these factors to New Mexico's economic growth is the State's growing water shortage problem. Several multi-million dollar proposals designed to draw water from nearby Lake Ute will have only limited success addressing the statewide problem.

                       New Mexico's diversified mix of taxes (gross receipts, income, and severance) has allowed the State to maintain a stable revenue base. High prices for oil and gas have provided New Mexico with unexpected revenues from production taxes and royalties despite the phase-in of income tax cuts passed during the previous legislative session. However, as energy prices moderate, state revenues are apt to decline as well.

                       New Mexico was one of only four states that did not face a budget gap in fiscal 2004 and ended the year with general fund reserves of $388 million. The $4.4 billion budget for fiscal 2005 was signed by the governor in March and is balanced with tax cuts and elimination of prior tax exemptions, raises for teachers and police, and anticipated continued growth in projected revenues. Reserves are projected to remain at about the $388 million level for fiscal 2005. However, budget difficulties appear on the horizon with deficits projected from fiscal 2006 through fiscal 2008 due primarily to rising health care costs associated with the incoming retiree population and to the expectation that oil and gas prices will moderate. Debt burden is increasing but remains manageable.

                       New Mexico continues to show consistent job growth as the unemployment rate declines and the labor force expands. Unemployment was 5.3% in July 2004 (down from 6.7% in July of the prior year) and slightly below the July national average of 5.5%. Per capita personal income of $25,541 in 2003 was among the lowest (47th among states) in the nation at 80.7% of the national average of $31,632.

                       As of September 4, 2004, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit

Appendix
                       quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will generally be subject to New Mexico personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. For 2004, distributions of capital gains from the fund, or a sale of fund shares may be eligible for a special New Mexico state tax deduction for certain net capital gains of individual taxpayers, generally up to the greater of $1,000 or 20% of such net capital gain income.

                       While dividends paid out of income earned on New Mexico municipal bonds are not subject to New Mexico tax, if you are subject to tax in a state other than New Mexico, these dividends may be included in calculating taxable income for that state.

                       The treatment of corporate shareholders who pay New Mexico corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund


Nuveen NWQ Value Opportunities Fund


Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund


Global/International


Nuveen NWQ Global Value Fund


Nuveen NWQ International Value Fund


Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787 on the funds' website at www.nuveen.com or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.



MPR-MS2-0905D NA


Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]





Florida

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents


         Section 1  The Fund
         This section provides you with an overview of the fund, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Florida Municipal Bond Fund                          2

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Fund                                        4
         What Securities We Invest In                                5
         How We Select Investments                                   7
         What the Risks Are                                          7
         How We Manage Risk                                          8

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                 9
         How to Reduce Your Sales Charge                            10
         How to Buy Shares                                          12
         Systematic Investing                                       13
         Systematic Withdrawal                                      14
         Special Services                                           14
         How to Sell Shares                                         15

         Section 4  General Information
         This section summarizes the fund's distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         17
         Distribution and Service Plans                             18
         Net Asset Value                                            20
         Frequent Trading                                           20
         Fund Service Providers                                     21

         Section 5  Financial Highlights
         This section provides the fund's financial performance for
         the past five years.                                       22

         Appendix  Additional State Information                     23

                                                             September   , 2005


Section 1  The Fund

                       Nuveen Florida Municipal Bond Fund

                                                 [GRAPHIC]

                       INTRODUCTION


                       This prospectus is intended to provide important information to help you evaluate whether the Nuveen Mutual Fund listed above may be right for you. Please read it carefully before investing and keep it for future reference.



 NOT FDIC OR GOVERNMENT INSURED        MAY LOSE VALUE          NO BANK GUARANTEE


                                                            Section 1  The Fund

                                    [GRAPHIC]


         NUVEEN FLORIDA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Florida bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                            -----------------------
                                  1995   16.4
                                  1996    2.6
                                  1997    8.5
                                  1998    5.5
                                  1999   -3.4
                                  2000    9.4
                                  2001    3.5
                                  2002    6.8
                                  2003    4.2
                                  2004

Section 1  The Fund

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                 Class A (Offer)               %         %         %
                 Class B                       %         %         %
                 Class C                       %         %         %
                 Class R                       %         %         %
                -------------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions              %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares             %         %         %
                -------------------------------------------------------
                 Lehman Brothers
                   Municipal Bond
                   Index/2/                    %         %         %
                 Lipper Peer Group/3/          %         %         %


What Are the Costs of Investing?

                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Florida Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C   R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          ...........................................................
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          ...........................................................
          Other Expenses                             %    %    %    %
          ...........................................................
          Total Annual Fund Operating
          Expenses                                   %    %    %    %
          ...........................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                  .................................................
                   3 Years    $   $   $   $   $     $     $    $
                  .................................................
                   5 Years    $   $   $   $   $     $     $    $
                  .................................................
                   10 Years   $   $   $   $   $     $     $    $
                  .................................................


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                            Section 1  The Fund

Section 2  How We Manage Your Money

                       To help you understand how the fund's assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUND




                       Nuveen Asset Management ("NAM"), the fund's investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the fund's investment portfolios, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $119 billion in assets under management, as of March 31, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the funds) the investment sub- advisory agreement between NAM and each such fund's sub-adviser, which would result in the automatic termination of each agreement. The Board of Trustees of each fund has considered a new ongoing investment management agreement and, when applicable, investment sub-advisory agreement. The new ongoing agreements will be presented to each fund's shareholders for approval and will take effect if approved.



                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.


Section 2  How We Manage Your Money

                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.



                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages the fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of the fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Daniel S. Solender has been the portfolio manager for the Florida Fund since November 2003. Mr. Solender has served as Vice President of Nuveen Advisory and Nuveen Institutional Advisory Corp. since July 2003. Prior thereto, Mr. Solender was Principal and portfolio manager for The Vanguard Group since 1999. He is a Chartered Financial Analyst and currently manages 26 Nuveen-sponsored investment companies.


                       For the most recent fiscal year, the fund paid   % in
                       management fees to NAM as a percentage of net assets.


                       As approved by the Board of Trustees, a complex-wide fee schedule for all funds managed by Nuveen Advisory and its affiliates went into effect on August 1, 2004. The implementation of this complex-wide fee schedule resulted in a marginal immediate decrease in the rate at which management fees are paid by the fund. As assets in the Nuveen Fund complex grow, the management fee rates to be paid by the fund will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the fund if the complex-wide fee schedule were not implemented.


                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       The fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The fund invests primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the fund will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The fund may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                                            Section 2  How We Manage Your Money

                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the fund may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the fund will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the fund adequately for the additional interest rate risk the fund must assume, the fund will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, the fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The fund purchases only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the fund's investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, the fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       The fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, the fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The fund may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the fund invests in taxable securities, it may not achieve its investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       The fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if the fund knows that a portfolio bond will, or is likely to,

Section 2  How We Manage Your Money
                       be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information. Certain portfolio securities information for the fund is available on the fund's website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for the fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of the fund as of the end of the most recent month. The portfolio securities information on the fund's website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the fund files with the SEC its annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       NAM selects municipal bonds for the fund based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of the fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       The fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The fund intends to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. The fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

                       Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                                            Section 2  How We Manage Your Money

                       Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from the fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if the fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in Florida and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, the fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The fund limits this investment risk generally by restricting the type and maturities of municipal bonds it purchases, and by diversifying its investment portfolio geographically within Florida, as well as across different industry sectors.

                       Investment Limitations

                       The fund has adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. As a diversified fund, the fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       The fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of the fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       The fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the fund's investments. Although the fund has no present intent to use these strategies, market circumstances may necessitate their use in the future.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares


                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.



                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares


                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the fund, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
.....................................................................................................
 $50,000 but less than $100,000             4.00                  4.18                 3.50
.....................................................................................................
 $100,000 but less than $250,000            3.50                  3.63                 3.00
.....................................................................................................
 $250,000 but less than $500,000            2.50                  2.56                 2.00
.....................................................................................................
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
.....................................................................................................
 $1,000,000 and over                          --/1/                 --                 1.00/1/
.....................................................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None
           .........................................................

                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The fund has established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions


                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.


                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases

Section 3  How You Can Buy and Sell Shares
                       by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).


                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:


                        .  Purchases of $1,000,000 or More.



                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.



                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Fund's Statement of Additional Information).



                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.



                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.



                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.


                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:


                        . Certain trustees, directors, employees, and affiliates of Nuveen.



                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.



                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's

                                     Section 3  How You Can Buy and Sell Shares
                       website at
                       www.nuveen.com/mutual_funds/MF/resources/eReports.aspx,
                       where you will also find the information included in this prospectus.


                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the fund or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the fund or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The fund may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing,


Section 3  How You Can Buy and Sell Shares
                       identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the fund's website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds". The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                                     Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                               [Chart showing effect of systematic investing
                           and dividend reinvestment]




                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.


                       The fund may change or cancel its exchange policy at any time upon 60 days' notice. The fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is


Section 3  How You Can Buy and Sell Shares
                       treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the fund does not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787 press 1 for mutual funds and the voice menu will walk through the process. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.



                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

                                     Section 3  How You Can Buy and Sell Shares

                       By Mail

                       You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.




                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process.


                       Redemptions In-Kind

                       The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                                    [GRAPHIC]



An Important Note About Involuntary Redemption

From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the fund, this section includes important details about how the fund makes distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The fund pays tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The fund declares dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. The fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by the fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in the fund's net asset value. This policy is designed to result in the distribution of substantially all of the fund's net income over time.

                       Payment and Reinvestment Options

                       The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the fund invests primarily in municipal bonds from Florida, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal income tax and the Florida intangible personal property tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the fund does not seek to realize taxable income or capital gains, the fund may realize and distribute taxable income or capital gains from time to time as a result of the fund's normal investment activities. The fund's distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The fund's taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                                                 Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the fund with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, the fund has adopted a distribution and service plan under

Section 4  General Information

                       Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)


                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.


                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

                                                 Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on the fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of the fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the fund's Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.



                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.




                                                 [GRAPHIC]

                       FREQUENT TRADING



                       The fund is intended for long-term investment, and should not be used for excessive trading. Excessive trading in the fund's shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the fund. However, the fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the fund has adopted a Frequent Trading Policy that seeks to balance the fund's need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The fund's Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or


Section 4  General Information
                       otherwise determined by the fund to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by the fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.



                       The fund primarily receives share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the fund with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the fund with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the fund is able to enforce the terms of the Frequent Trading Policy. In addition, the fund may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the fund reasonably believes that the intermediary's policies and procedures effectively discourage inappropriate trading activity



                       The fund reserves the right in its sole discretion to waive unintentional or minor violations if it determines that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.



                       The fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, the fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the fund is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002, 2003, 2004 and 2005 has
                       been audited by               , whose report for the
                       most recent fiscal year, along with the fund's financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Florida Municipal Bond Fund



Class
(Inception               Investment Operations          Less Distributions
Date)                -----------------------------  --------------------------


                                        Net
                                  Realized/                                     Ending
           Beginning        Net  Unrealized                Net                     Net
Year Ended Net Asset Investment  Investment         Investment  Capital          Asset     Total
May 31,        Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------

Class A (6/90)
  2005        $            $          $      $           $        $      $      $              %
  2004         10.46        .49        (.50)  (.01)       (.49)      --   (.49)   9.96      (.12)
  2003         10.28        .51         .25    .76        (.53)    (.05)  (.58)  10.46      7.60
  2002         10.34        .54        (.05)   .49        (.55)      --   (.55)  10.28      4.84
  2001          9.97        .56         .36    .92        (.55)      --   (.55)  10.34      9.35

Class B (2/97)
  2005
  2004         10.45        .42        (.51)  (.09)       (.41)      --   (.41)   9.95      (.89)
  2003         10.27        .43         .25    .68        (.45)    (.05)  (.50)  10.45      6.80
  2002         10.33        .47        (.06)   .41        (.47)      --   (.47)  10.27      4.06
  2001          9.96        .48         .36    .84        (.47)      --   (.47)  10.33      8.53

..Class C (9/95)
  2005
  2004         10.45        .44        (.51)  (.07)       (.43)      --   (.43)   9.95      (.65)
  2003         10.28        .45         .24    .69        (.47)    (.05)  (.52)  10.45      6.94
  2002         10.34        .49        (.05)   .44        (.50)      --   (.50)  10.28      4.29
  2001          9.97        .50         .36    .86        (.49)      --   (.49)  10.34      8.78

Class R (2/97)
  2005
  2004         10.45        .51        (.50)   .01        (.51)      --   (.51)   9.95       .06
  2003         10.27        .53         .25    .78        (.55)    (.05)  (.60)  10.45      7.86
  2002         10.33        .56        (.05)   .51        (.57)      --   (.57)  10.27      5.07
  2001          9.96        .58         .35    .93        (.56)      --   (.56)  10.33      9.54
--------------------------------------------------------------------------------------------------



       Ratios/Supplemental Data
---------------------------------------
                     Ratio of
          Ratio of        Net
          Expenses Investment
  Ending        to  Income to
     Net   Average    Average Portfolio
  Assets       Net        Net  Turnover
   (000) Assets(c)  Assets(c)      Rate
---------------------------------------


$                %          %         %
 205,058       .85       4.83         6
 247,569       .85       4.96        19
 244,023       .87       5.24        17
 239,837       .88       5.42        22



  29,120      1.60       4.08         6
  33,056      1.60       4.21        19
  28,120      1.62       4.49        17
  22,629      1.63       4.67        22



  30,197      1.40       4.28         6
  36,374      1.40       4.40        19
  25,932      1.42       4.69        17
  19,961      1.43       4.87        22



  61,595       .65       5.03         6
  66,819       .65       5.16        19
  60,302       .67       5.44        17
  58,694       .68       5.62        22
---------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2005 are %, %, 1.40%, and % for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2005 are %, %, % and % for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Appendix  Additional State Information


                               [TO BE UPDATED BY
                               AMENDMENT]


                       Because the fund primarily purchases municipal bonds from Florida, the fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the fund. The discussion includes general state tax information related to an investment in the fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       Florida

                       Florida's service-based economy is robust and employment performance is strong. Business and financial services and tourism and healthcare services are taking the lead in job growth. Rapid population growth has also given strength to the economy, although such growth also increases the challenges of providing long-term economic development. Home price appreciation is running well above the national average, but the Fed tightening cycle that is underway poses near-term risk for moderation in prices. On balance, with interest rates on the rise, the State's large senior population, whose fixed incomes have been depressed due to the very low federal funds rate, should expect its income levels to rise.

                       The general revenue budget of $24.3 billion for fiscal 2005 was approved by the legislature during a special session in May with major spending areas in education and human services. The budget stabilization reserve (equal to 5% of general revenues) remains fully funded but the budget was balanced using $454 million of transfers. The State has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.

                       Florida's labor markets have fared very well during the national employment recession. Unemployment has remained below national levels at 4.5% in July 2004, down from 5.2% in July 2003, and below the July national average of 5.5%. Florida's per capita income of $30,446 in 2003 is approximately 96.2% of the national average of $31,632. Lower income levels are consistent with a large retirement population.

                       As of September 4, 2004, Florida's general obligation debt carried ratings of Aa2 by Moody's, AA+ by Standard & Poor's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       Shares of the fund will generally not be subject to the Florida intangible personal property tax if the fund meets certain levels with respect to its holdings of Florida municipal bonds and U.S. government securities. If the fund holds other taxable securities, then your shares in the fund may be subject to the Florida intangible personal property tax, except that the portion of your shares attributable to the fund's investments in U.S. government

                                                                       Appendix
                       securities will not be subject to the tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).

                       While dividends paid by the fund to individuals who are residents of Florida are not subject to personal income taxation in Florida, if you are subject to income tax in a state other than Florida, the dividends that result from Florida municipal bonds may be subject to income tax in that state.

                       Corporate shareholders of the fund may be subject to the Florida corporate income tax. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

                (This page has been left blank intentionally.)

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund


Nuveen NWQ Value Opportunities Fund


Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund


Global/International


Nuveen NWQ Global Value Fund


Nuveen NWQ International Value Fund


Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the fund, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the fund included in this prospectus. Additional information about the fund's investments is available in the annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund's most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge by calling Nuveen at (800) 257-8787, on the fund's website at www.nuveen.com or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The fund is a series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.



MPR-FL-0905D NA


Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS  SEPTEMBER   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information
Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Maryland Municipal Bond Fund                         2
         Nuveen Pennsylvania Municipal Bond Fund                     4
         Nuveen Virginia Municipal Bond Fund                         6

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       8
         What Securities We Invest In                                9
         How We Select Investments                                  11
         What the Risks Are                                         12
         How We Manage Risk                                         12

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                14
         How to Reduce Your Sales Charge                            15
         How to Buy Shares                                          17
         Systematic Investing                                       18
         Systematic Withdrawal                                      19
         Special Services                                           19
         How to Sell Shares                                         20

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         22
         Distribution and Service Plans                             23
         Net Asset Value                                            25
         Frequent Trading                                           25
         Fund Service Providers                                     26

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       27

         Appendix  Additional State Information                     30

                                                             September   , 2005


Section 1  The Funds

                       Nuveen Maryland Municipal Bond Fund
                       Nuveen Pennsylvania Municipal Bond Fund
                       Nuveen Virginia Municipal Bond Fund

                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.


 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Maryland Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Maryland bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1995        16.9
                             1996         3.6
                             1997         7.6
                             1998         5.6
                             1999        -5.1
                             2000        10.7
                             2001         4.9
                             2002         9.4
                             2003         5.3
                             2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                 Class A (Offer)               %         %         %
                 Class B                       %         %         %
                 Class C                       %         %         %
                 Class R                       %         %         %
                -------------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions              %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares             %         %         %
                -------------------------------------------------------
                 Lehman Brothers
                   Municipal Bond
                   Index/2/                    %         %         %
                 Lipper Peer Group/3/          %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Maryland Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 Annual Fund Operating Expenses

Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



                  +After Expense Reimbursements
                  Expense Reimbursements        %   %   %   %
                  Total Annual Fund Operating
                  Expenses--Net                 %   %   %   %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A   B   C   R
                  -------------------------------------------
                   1 Year     $   $   $   $   $   $   $   $
                   3 Years    $   $   $   $   $   $   $   $
                   5 Years    $   $   $   $   $   $   $   $
                   10 Years   $   $   $   $   $   $   $   $


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Pennsylvania Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Pennsylvania bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1995    15.3
                            1996     3.8
                            1997    10.0
                            1998     5.5
                            1999    -5.5
                            2000    10.8
                            2001     6.4
                            2002     7.5
                            2003     5.1
                            2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and   %, respectively for the quarters ended        and     .
The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                 Class A (Offer)               %         %         %
                 Class B                       %         %         %
                 Class C                       %         %         %
                 Class R                       %         %         %
                -------------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions              %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares             %         %         %
                -------------------------------------------------------
                 Lehman Brothers
                   Municipal Bond
                   Index/2/                    %         %         %
                 Lipper Peer Group/3/          %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 Annual Fund Operating Expenses

Paid From Fund Assets


          Share Class                              A    B    C   R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses                                   %    %    %    %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Virginia Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments when due. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Virginia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/

                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1995  16.3
                            1996   4.0
                            1997   9.4
                            1998   6.1
                            1999  -4.2
                            2000  10.8
                            2001   4.2
                            2002   7.5
                            2003   6.1
                            2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and     %, respectively for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)                 %         %         %
                Class B                         %         %         %
                Class C                         %         %         %
                Class R                         %         %         %
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions                %         %         %
                 After Taxes on
                   Distributions and
                   Sale of Shares               %         %         %
                -------------------------------------------------------
                Lehman Brothers
                 Municipal Bond
                 Index/2/                       %         %         %
                Lipper Peer Group/3/            %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]



This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/

Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A and C total returns reflect actual performance for all periods; Class B and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of
    6/30/05 was     %.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
 3. The Lipper Peer Group returns represent the average annualized total returns for all reporting funds in the Lipper Virginia Municipal Debt Funds Category. Returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in the Lipper Peer Group.

 Annual Fund Operating Expenses

Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



                  +After Expense Reimbursements
                  Expense Reimbursements        %   %   %   %
                  Total Annual Fund Operating
                  Expenses--Net                 %   %   %   %


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS





                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $119 billion in assets under management, as of March 31, 2005. Nuveen Investments is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the funds) the investment sub- advisory agreement between NAM and each such fund's sub-adviser, which would result in the automatic termination of each agreement. The Board of Trustees of each fund has considered a new ongoing investment management agreement and, when applicable, investment sub-advisory agreement. The new ongoing agreements will be presented to each fund's shareholders for approval and will take effect if approved.


Section 2  How We Manage Your Money

                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.



                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.



                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.


                       Paul L. Brennan has been the portfolio manager for the Pennsylvania Fund since 2003 and the portfolio manager for the Maryland and Virginia Funds since 1999. Mr. Brennan became an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in 1997 and was made a Vice President in 2002. Mr. Brennan currently manages investments for forty Nuveen-sponsored investment companies. He is a Chartered Financial Analyst.


                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:



                 .............................................
                 Nuveen Maryland Municipal Bond Fund         %
                 .............................................
                 Nuveen Pennsylvania Municipal Bond Fund     %
                 .............................................
                 Nuveen Virginia Municipal Bond Fund         %
                 .............................................


                       As approved by the Board of Trustees, a complex-wide fee schedule for all funds managed by Nuveen Advisory and its affiliates went into effect on August 1, 2004. The implementation of this complex-wide fee schedule resulted in a marginal immediate decrease in the rate at which management fees are paid by the funds. As assets in the Nuveen Fund complex grow, the management fee rates to be paid by the funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the funds if the complex-wide fee schedule were not implemented.


                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                                           Section 2   How We Manage Your Money

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.


                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

Section 2   How We Manage Your Money

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed- delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list and a complete list of portfolio securities of each fund as of the end of the most recent month. The portfolio securities information on the funds' website is generally made available approximately 2-5 business days following the end of each most recent month. This information will remain available on the website until the funds file with the SEC their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.



                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains.
                       Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, because they are "non-diversified" funds, which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than 25% in any one industry such as electric utilities or health care.

Section 2  How We Manage Your Money

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares


                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. For further details, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com.



                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares


                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen Investments, LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                          4.20%                 4.38%                3.70%
 $50,000 but less than $100,000             4.00                  4.18                 3.50
 $100,000 but less than $250,000            3.50                  3.63                 3.00
 $250,000 but less than $500,000            2.50                  2.56                 2.00
 $500,000 but less than $1,000,000          2.00                  2.04                 1.50
 $1,000,000 and over                          --/1/                 --                 1.00/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your

Section 3  How You Can Buy and Sell Shares
                       purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                       Class A Sales Charge Reductions


                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.


                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                                     Section 3  How You Can Buy and Sell Shares

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).


                       Class A Sales Charge Waivers

                       Class A shares of a fund may be purchased at net asset value without a sales charge as follows:


                        .  Purchases of $1,000,000 or More.



                        . Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions.



                        . Certain Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information).



                        . Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.



                        . Certain Trust Departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.



                        . Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. Purchases when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.


                       Class R Eligibility

                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:


                        . Certain trustees, directors, employees, and affiliates of Nuveen.



                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.



                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions

Section 3  How You Can Buy and Sell Shares
                       and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.


                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.




                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                                     Section 3  How You Can Buy and Sell Shares

                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds". The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums


                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs and individual retirement accounts as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.



                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

Section 3  How You Can Buy and Sell Shares

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [Chart showing effects of systematic investing and
                       dividend reinvestment]


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                                     Section 3  How You Can Buy and Sell Shares

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Section 3  How You Can Buy and Sell Shares

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone


                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.


                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.




                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process.




                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                    [GRAPHIC]



An Important Note About Telephone Transactions.

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.



                                    [GRAPHIC]



An Important Note About Involuntary Redemption.

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


             [GRAPHIC]

             DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal AMT. Income exempt from federal tax may be subject to state and local income tax.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


             [GRAPHIC]

             DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan

                                                 Section 4  General Information
                       under Rule 12b-1 under the 1940 Act. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)


                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2004, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.


                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

Section 4  General Information

                                                 [GRAPHIC]

                       NET ASSET VALUE

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.



                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.




                                                 [GRAPHIC]

                       FREQUENT TRADING



                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The funds' Frequent Trading Policy generally limits an investor to four "round trip" trades in a 12-month period or to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being by a Frequent Trader (defined below)


                                                 Section 4  General Information
                       may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by special order placement rules, which are described in the Statement of Additional Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.



                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity



                       The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.



                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002, 2003, 2004 and 2005 has
                       been audited by               , whose report for the
                       most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Maryland Municipal Bond Fund



Class
(Inception               Investment Operations          Less Distributions
Date)                -----------------------------  -------------------------                     -------


                                        Net
                                  Realized/                                    Ending              Ending
           Beginning        Net  Unrealized                Net                    Net                 Net
Year Ended Net Asset Investment  Investment         Investment  Capital         Asset     Total    Assets
May 31,        Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------

Class A (9/94)
   2005
   2004       $10.83       $.45       $(.47) $(.02)      $(.45)     $-- $(.45) $10.36      (.15)% $38,219
   2003        10.24        .48         .60   1.08        (.49)      --  (.49)  10.83     10.74    34,069
   2002        10.14        .50         .09    .59        (.49)      --  (.49)  10.24      5.88    29,178
   2001         9.55        .48         .58   1.06        (.47)      --  (.47)  10.14     11.36    26,137

Class B (3/97)
   2005
   2004        10.84        .37        (.45)  (.08)       (.38)      --  (.38)  10.38      (.78)   14,340
   2003        10.26        .40         .59    .99        (.41)      --  (.41)  10.84      9.81    15,125
   2002        10.15        .42         .10    .52        (.41)      --  (.41)  10.26      5.18    10,588
   2001         9.56        .41         .58    .99        (.40)      --  (.40)  10.15     10.53     6,474

Class C (9/94)
   2005
   2004        10.82        .39        (.46)  (.07)       (.40)      --  (.40)  10.35      (.66)   14,158
   2003        10.24        .42         .59   1.01        (.43)      --  (.43)  10.82     10.08    13,049
   2002        10.14        .44         .09    .53        (.43)      --  (.43)  10.24      5.32     7,925
   2001         9.56        .43         .57   1.00        (.42)      --  (.42)  10.14     10.64     6,046

Class R (2/92)
   2005
   2004        10.85        .47        (.45)   .02        (.48)      --  (.48)  10.39       .17    40,465
   2003        10.27        .50         .59   1.09        (.51)      --  (.51)  10.85     10.86    42,967
   2002        10.16        .52         .10    .62        (.51)      --  (.51)  10.27      6.20    40,444
   2001         9.58        .50         .57   1.07        (.49)      --  (.49)  10.16     11.41    40,619
----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .92%       4.25%         8%
      .93        4.53         12
      .97        4.84          4
     1.00        4.82         28



     1.67        3.50          8
     1.68        3.78         12
     1.72        4.08          4
     1.74        4.08         28



     1.47        3.70          8
     1.48        3.98         12
     1.52        4.28          4
     1.55        4.28         28



      .72        4.45          8
      .73        4.73         12
      .77        5.03          4
      .80        5.03         28
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are   %,   %,   % and   % for classes A, B, C and R,
    respectively, and the Ratios of Net Investment Income to Average Net Assets
    for 2005 are   %,   %,   % and   % for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Pennsylvania Municipal Bond Fund



Class
(Inception               Investment Operations          Less Distributions
Date)                -----------------------------  -------------------------                    -------


                                        Net
                                  Realized/                                    Ending             Ending
           Beginning        Net  Unrealized                Net                    Net                Net
Year Ended Net Asset Investment  Investment         Investment  Capital         Asset     Total   Assets
May 31,        Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value Return(b)    (000)
---------------------------------------------------------------------------------------------------------

Class A (10/86)
  2005
  2004        $10.60       $.47       $(.45) $ .02       $(.46)     $-- $(.46) $10.16       .16% $64,455
  2003         10.16        .48         .45    .93        (.49)      --  (.49)  10.60      9.36   69,120
  2002         10.06        .51         .11    .62        (.52)      --  (.52)  10.16      6.39   64,526
  2001          9.38        .53         .66   1.19        (.51)      --  (.51)  10.06     12.81   60,278

Class B (2/97)
  2005
  2004         10.61        .39        (.46)  (.07)       (.38)      --  (.38)  10.16      (.63)  12,051
  2003         10.17        .40         .46    .86        (.42)      --  (.42)  10.61      8.59   12,747
  2002         10.07        .44         .11    .55        (.45)      --  (.45)  10.17      5.54   11,691
  2001          9.40        .46         .65   1.11        (.44)      --  (.44)  10.07     11.97    9,440

Class C (2/94)
  2005
  2004         10.57        .41        (.45)  (.04)       (.40)      --  (.40)  10.13      (.37)  23,124
  2003         10.14        .42         .44    .86        (.43)      --  (.43)  10.57      8.70   21,579
  2002         10.04        .46         .11    .57        (.47)      --  (.47)  10.14      5.74   14,028
  2001          9.37        .48         .65   1.13        (.46)      --  (.46)  10.04     12.21   10,152

Class R (2/97)
  2005
  2004         10.58        .49        (.45)   .04        (.48)      --  (.48)  10.14       .39   55,148
  2003         10.15        .50         .44    .94        (.51)      --  (.51)  10.58      9.52   59,240
  2002         10.05        .54         .11    .65        (.55)      --  (.55)  10.15      6.53   56,836
  2001          9.38        .55         .65   1.20        (.53)      --  (.53)  10.05     13.01   55,290
---------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .90%       4.51%         6%
      .92        4.63         15
      .97        5.04         16
     1.00        5.37         21



     1.65        3.76          6
     1.66        3.87         15
     1.72        4.28         16
     1.75        4.62         21



     1.45        3.96          6
     1.46        4.08         15
     1.52        4.47         16
     1.55        4.82         21



      .70        4.71          6
      .72        4.83         15
      .77        5.24         16
      .80        5.57         21
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are   %,   %,   % and   % for classes A, B, C and R,
    respectively, and the Ratios of Net Investment Income to Average Net Assets
    for 2005 are   %,   %,   % and   % for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Virginia Municipal Bond Fund



Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------- --------------------------                    --------


                                        Net
                                  Realized/                                    Ending              Ending
           Beginning        Net  Unrealized               Net                     Net                 Net
Year Ended Net Asset Investment  Investment        Investment  Capital          Asset     Total    Assets
May 31,        Value  Income(a) Gain (Loss)  Total     Income    Gains   Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------

Class A (3/86)
   2005
   2004       $11.06       $.51       $(.42) $ .09      $(.51)   $(.02) $(.53) $10.62       .84% $144,911
   2003        10.65        .52         .44    .96       (.53)    (.02)  (.55)  11.06      9.26   154,509
   2002        10.69        .55        (.06)   .49       (.53)      --   (.53)  10.65      4.69   141,987
   2001        10.10        .54         .58   1.12       (.53)      --   (.53)  10.69     11.27   136,248

Class B (2/97)
   2005
   2004        11.04        .42        (.41)   .01       (.44)    (.02)  (.46)  10.59       .02    20,735
   2003        10.63        .44         .45    .89       (.46)    (.02)  (.48)  11.04      8.49    21,242
   2002        10.67        .46        (.05)   .41       (.45)      --   (.45)  10.63      3.93    16,461
   2001        10.10        .46         .56   1.02       (.45)      --   (.45)  10.67     10.26    13,094

Class C (10/93)
   2005
   2004        11.04        .44        (.41)   .03       (.45)    (.02)  (.47)  10.60       .28    22,017
   2003        10.63        .46         .44    .90       (.47)    (.02)  (.49)  11.04      8.67    23,054
   2002        10.67        .49        (.06)   .43       (.47)      --   (.47)  10.63      4.13    16,933
   2001        10.10        .48         .57   1.05       (.48)      --   (.48)  10.67     10.50    15,468

Class R (2/97)
   2005
   2004        11.04        .53        (.42)   .11       (.54)    (.02)  (.56)  10.59       .97    50,810
   2003        10.63        .54         .45    .99       (.56)    (.02)  (.58)  11.04      9.52    53,519
   2002        10.67        .57        (.05)   .52       (.56)      --   (.56)  10.63      4.93    50,502
   2001        10.10        .56         .56   1.12       (.55)      --   (.55)  10.67     11.32    52,203
----------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .87%       4.65%        10%
      .88        4.82         16
      .89        5.08         11
      .91        5.14         17



     1.62        3.90         10
     1.63        4.07         16
     1.64        4.33         11
     1.66        4.38         17



     1.42        4.10         10
     1.43        4.27         16
     1.44        4.53         11
     1.46        4.59         17



      .67        4.85         10
      .68        5.02         16
      .69        5.28         11
      .71        5.34         17
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.

(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average
    Net Assets for 2005 are   ,   ,    and   % for classes A, B, C and R,
    respectively, and the Ratios of Net Investment Income to Average Net Assets
    for 2005 are   %,   %,   % and   % for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Appendix  Additional State Information [TO BE UPDATED BY AMENDMENT]


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       Maryland

                       Maryland's economy continues to grow at a slow but steady pace. Strong Port of Baltimore activity, increased defense spending from the federal government, and ties to the vibrant Washington D.C. economy are boosting the State's economy and offsetting the negative impact of declining manufacturing and the State's budget problems. Promising developments include renewed growth in aerospace, medical research, security and distribution industries with several new facilities planned. Spending is lifting retail employment, house prices are appreciating faster than the national average and population growth has accelerated in recent years.

                       The State's unemployment rate was 4.1% in July 2004, down substantially from 4.6% in July 2003, and well below the national average of 5.5%. Maryland remains among the wealthiest states in the nation with personal income per capita of $37,331 in 2003, and, although declining relative to the national average since the 1980s, continues to exceed the 2003 national average of $31,632.

                       Maryland's revenues have begun to improve following two years of weakness resulting from the national recession. With strong financial management, the fiscal 2005 budget is balanced and revenues appear to beat the forecast, even as the State has closed $4.2 billion in budget shortfalls over the past three years. The general fund is expected to end with a surplus of $487 million, as well as an additional $520 million rainy day fund. Maryland is one of the few states that has managed to maintain healthy reserves despite the tight budget environment. The State historically has been one of the more heavily indebted, but again with strong management, debt ratios have decreased substantially with debt per capita down to a low $975. Spending pressures remain as rapid growth in Medicaid expenditures and spending on K-12 initiatives has created sizeable out-year deficits. An estimated $830 million shortfall is expected in fiscal 2006 as the option of slot machines at horse tracks continues to be considered.

                       Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of September 4, 2004. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Appendix

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Maryland personal income tax to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. While dividends paid out of income earned on Maryland municipal bonds are not subject to Maryland tax, if you are subject to tax in a state other than Maryland, these dividends may be included in calculating taxable income for that state. You will be subject to Maryland personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Maryland corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                       Pennsylvania

                       Pennsylvania's economy is beginning to recover. Job losses in the manufacturing sector have been replaced by new industries such as biotechnology, software, tourism, and business services. Pennsylvania's unemployment rate was 5.3% in July 2004, which is slightly lower than the State's unemployment rate of 5.6% in July 2003 and the national average of 5.5% in July 2004. Pennsylvania's per capita income was $31,998 in 2003, which is slightly higher than the national average of $31,632. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing may constrain the State's performance to below national averages.

                       A final budget for fiscal year 2004 was approved by the legislature in December 2003, and raised personal income and cigarette taxes. The $22.8 billion fiscal year 2005 budget was signed on July 4, 2004, and included no major tax increases.

                       As of August 11, 2004, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to the Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax) to the extent those dividends result from interest earned on Pennsylvania municipal bonds or U.S. government securities. While dividends paid out of income earned on Pennsylvania municipal bonds are not subject to Pennsylvania tax, if you are subject to tax in a state other than Pennsylvania, these dividends may be included in calculating taxable income for that state. You could be subject to Pennsylvania personal income tax (and, for Philadelphia residents, the Philadelphia School District income tax), however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Pennsylvania corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

                       Virginia

                       Virginia's economy continues to grow and outperform the nation. Construction and professional and business services are leading the employment growth and offsetting continuing job losses in the manufacturing and telecommunications industries. Federal spending continues to be a key growth driver. Strong tourism and improving hotel occupancy rates also add strength to the Virginia economy. Virginia continues to benefit from above average home price appreciation and below average mortgage delinquencies. The strongest growth remains concentrated in Northern Virginia and Norfolk but growth is improving elsewhere.

                       Governor Mark Warner's $25 billion general fund biennial budget for fiscal years 2005 and 2006 was approved by the General Assembly and will add more than $1.5 billion to the State's treasury over two years. The state sales tax will rise to 5%, effective July 1, and the State's tax on cigarettes will increase to 30 cents per pack. The State's car tax relief program will be frozen.

                       Virginia's unemployment rate was 3.5% in July 2004, well below the national average of 5.5%, and below the State's 4.3% rate in July 2003. Per capita income was $33,671 in 2003, which is 106% of the national average of $31,632. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.

                       As of September 4, 2004, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. Moody's removed the State from negative watch on May 27, 2004 and changed the outlook to stable based primarily on improving revenues, a budget and tax reform package, and a cap on the State's liability for phasing out the tax on automobiles. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The fund's regular monthly dividends will generally not be subject to Virginia personal income tax to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. While dividends paid out of income earned on Virginia municipal bonds are not subject to Virginia tax, if you are subject to tax in a state other than Virginia, these dividends may be included in calculating taxable income for that state. You will be subject to Virginia personal income tax, however, to the extent the fund distributes any taxable income or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders who pay Virginia corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

Global/International
Nuveen NWQ Global Value Fund
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, and NAM. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, annual and semi-annual reports are available, free of charge, by calling Nuveen at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of Nuveen Multistate Trust I, whose Investment Company Act file number is 811-07747.

1. Long-term and insured long-term portfolios.



MPR-MSI-0905D NA


Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
(800) 257-8787 | www.nuveen.com

                                                             September   , 2005


NUVEEN MULTISTATE TRUST I

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Florida Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC, ("Nuveen"), or from the Funds, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Funds. The Prospectus is dated
September   , 2005.


TABLE OF CONTENTS


                                                                       Page
                                                                       ----
     Investment Policies and Investment Portfolio.....................  S-2

     Management of the Trust.......................................... S-14

     Investment Adviser and Investment Management Agreement........... S-24

     Portfolio Transactions........................................... S-32

     Net Asset Value.................................................. S-33

     Tax Matters...................................................... S-33

     Additional Information on the Purchase and Redemption of Fund
       Shares......................................................... S-42

     Disclosure of Portfolio Holdings................................. S-50

     Distribution and Service Plan.................................... S-53

     Independent Registered Public Accounting Firm, Custodian and
       Transfer Agent................................................. S-55

     Financial Statements............................................. S-55

     Appendix A--Ratings of Investments...............................  A-1

     Appendix B--Description of Hedging Techniques....................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Asset Management ("NAM") who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.


   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust I (formerly Nuveen Flagship Multistate Trust I) (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series:
Nuveen Arizona Municipal Bond Fund (formerly Nuveen Flagship Arizona Municipal Bond Fund and prior to that, Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Colorado Municipal Bond Fund (formerly Nuveen Flagship Colorado Municipal Bond Fund and prior to that, Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Florida Municipal Bond Fund (formerly Nuveen Flagship Florida Municipal Bond Fund and prior to that, Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen New Mexico Municipal Bond Fund (formerly Nuveen Flagship New Mexico Municipal Bond Fund and prior to that, the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Pennsylvania Municipal Bond Fund (formerly Nuveen Flagship Pennsylvania Municipal Bond Fund and prior to that, Flagship

Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Virginia Municipal Bond Fund (formerly Nuveen Flagship Virginia Municipal Bond Fund and prior to that, Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.


   The investment assets of each Fund will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of NAM, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.



   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where NAM has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions, and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover


   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what NAM believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.



   The portfolio turnover rates for the 2004 and 2005 fiscal year-ends of the Funds were:


                                                               Fiscal Year
                                                               -----------
                                                               2004  2005
                                                               ----  ----
               Nuveen Arizona Municipal Bond Fund.............  10%    %
               Nuveen Colorado Municipal Bond Fund............  49
               Nuveen Florida Municipal Bond Fund.............   6
               Nuveen Maryland Municipal Bond Fund............   8
               Nuveen New Mexico Municipal Bond Fund..........  20
               Nuveen Pennsylvania Municipal Bond Fund........   6
               Nuveen Virginia Municipal Bond Fund............  10


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States

   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in Municipal Obligations that are exempt from both regular federal and state income taxes, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Arizona [To be updated by amendment.]


   The State has experienced significant economic and population growth in recent years due to an influx of businesses attracted by the State's high quality of life, educated workforce, and low business costs. Job growth is led by finance, retail and construction, as well as increased defense-related manufacturing. General Dynamics' recent acquisition of Spectrum Astro capitalized on new defense funding by opening its $40 million factory in Phoenix to manufacture satellites and high-tech space systems. These growth prospects are offset by the following: (1) Motorola plans to spin off its semiconductor unit in Phoenix and base it in Austin, potentially affecting 3,500 jobs; (2) China continues to grow as a tech manufacturer threatening future Arizona tech suppliers who may shift manufacturing to China; and (3) high-tech and business service jobs continue to be outsourced, affecting Arizona as a location of a large concentration of call center and back office jobs.

   The statewide unemployment rate was 4.3% in July 2004, down substantially from 5.8% in July 2003, and below the national average of 5.5% in July 2004. Per capita income remains below average at $26,838 in 2003 which is approximately 85% of the national average of $31,632.

   The Arizona Constitution restricts the legislature's power to raise revenue by increasing property taxes. The State has also enacted limits on annual spending. Arizona has enacted a balanced budget totaling $7.4 billion for fiscal year 2005. Even though this budget is balanced, there is an estimated ongoing $283 million structural deficit that is being covered with one time measures, though revenue growth to date has surpassed even the most optimistic predictions.

   Although the State does not issue general obligation debt, as of September 4, 2004, Moody's gave its lease obligations an A1 rating and revised its outlook to Stable from Negative on February 18, 2004. Standard & Poor's assigned an AA issuer credit rating and revised its outlook to Stable from Negative on August 24, 2004. These changes reflect an improved state economy, which, together with federal relief funding, has helped stabilize fiscal deterioration earlier than expected. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


Factors Pertaining to Colorado [To be updated by amendment.]


   Colorado continues to lag the nation in recovery of employment and income growth. Population growth also is declining sharply due to the collapse of the telecom industry and the onset of recession. The State, nonetheless, continues to enjoy above average resident wealth levels, a well-educated population, and a highly diversified industrial base that is expected to contribute to a more favorable, longer term outlook.

   TABOR limits continue to impede growth of Colorado revenues. TABOR also requires voter approval for any tax increase. In November 2000, a voter initiative mandated that some of the State's income tax revenue be diverted to increase spending on K-12 education. Due to TABOR, the recent state tax revenue declines have resulted in K-12 spending increases that are at the expense of other state programs, particularly higher education. Unless voters approve additional spending, TABOR may force the State into another round of tax refunds and budget cuts in 2006.

   Colorado's unemployment rate was 5.1% in July 2004, down from 6.2% in July 2003, and below the 5.5% national average in July 2004. Per capita income rose 0.3% to 34,283 in 2003, which is 108% of the national average of $31,632.

   Although Colorado has no outstanding general obligation debt, Standard & Poor's rates Colorado lease obligations AA- as of September 4, 2004 and revised the outlook to Stable from Negative on January 9, 2004 to reflect the State's improving revenues and reserves. Moody's and Fitch have no ratings for Colorado obligations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Factors Pertaining to Florida [To be updated by amendment.]


   Florida's service-based economy continues to outpace the national economy. Business and financial services, construction, tourism, and healthcare services are taking the lead in job growth. Venture capital moneys have increased substantially, beginning in the second half of 2003, with investments directed almost entirely to the software industry.

   Florida's revenue base, dominated by sales tax (accounting for about 56% of all revenues), continues to perform well in contrast to trends for most other states. However, since Governor Jeb Bush is pushing to phase out the State's intangible tax, the State's revenue base remains narrow. Florida's debt level continues to rise steadily but remains manageable with additional borrowing anticipated as the State responds to initiatives approved by the electorate in 2002.

   Longer term, the State will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990s to projections of about 18% for the next decade. The housing market boom also continues throughout the State but per house price appreciation is expected to moderate.

   As of September 4, 2004, Florida's general obligation debt carried ratings of Aa2 by Moody's, AA+ by Standard & Poor's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


Factors Pertaining to Maryland [To be updated by amendment.]


   The Maryland economy continues its steady expansion. Spending by the federal government remains the primary growth driver, although tourism is the fastest growing industry and is expected to continue to grow at an accelerated pace. The industry hopes to get an additional boost from the opening of the $40 million conference center and hotel in Bethesda in November. Baltimore continues to lag, because of the State's fiscal difficulties and over-reliance on its lagging manufacturing industry. Several diverse federal research agencies in the State (National Institutes of Health, NASA, Goddard Space Flight Center, and the National Oceanic and Atmospheric Administration) and two major research universities (Johns Hopkins and the University of Maryland) support technological research and related employment growth.

   The 2005 budget is again tightly balanced, with revenues exceeding expectations and expenditure pressures creating sizeable out-year deficits resulting in a large structural gap of about $1 billion forecast for the next fiscal year and deficits continuing through 2008. The State relied on one time cuts and transfers-in of non-general fund revenues to balance the current budget. Without tax increases or other revenue raising measures, the State will continue to have to manage down these sizeable deficits.

   The State's unemployment rate was 4.1% in July 2004, down from 4.6% in July 2003, and well below the July 2004 national average of 5.5%. Maryland remains among the wealthiest states in the nation with personal income per capita of $37,331 in 2003 which exceeds the 2003 national average of $31,632.

   Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of September 4, 2004. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


Factors Pertaining to New Mexico [To be updated by amendment.]


   New Mexico's major industries include energy, tourism, services, crafts, agribusiness, manufacturing, and mining. The economy is strongly influenced by the employment and technology base supplied by U.S. government scientific research facilities in Los Alamos, Albuquerque, and White Sands. Sandia National Laboratories is constructing a $100 million expansion, which follows a $462.5 million facility built last year in Mesa. These sectors are expected to play an ongoing role in the State's economic growth.

   New Mexico operates with a $4.4 billion fiscal 2005 annual budget. The fiscal 2004 budget is $4.0 billion (3.8% higher than 2003). The general fund is expected to end the fiscal year with $388 million in its combined reserves.

   New Mexico's unemployment rate was 5.3% in July 2004, slightly below the national average of 5.5% in July 2004, and substantially lower than the 6.7% statewide average in July 2003. The State's per capita income was $25,541 in 2003, which is approximately 81% of the national average of $31,632.

   As of September 4, 2004, Moody's rated the State's general obligation debt Aa1, while Standard & Poor's rated it AA+. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


Factors Pertaining to Pennsylvania [To be updated by amendment.]


   Pennsylvania's economy is showing signs of recovery. Job losses in the manufacturing sector have been replaced by new industries such as biotechnology, software, tourism, and business services. A stimulus package approved by the legislature in March 2004 created a four year, $1.13 billion economic development plan, which includes money for agriculture, tourism, and preparations of old industrial sites for future development.

   Pennsylvania's unemployment rate was 5.3% in July 2004, which is lower than the national average of 5.5% in July 2004 and the State's rate of 5.6% in July 2003. Pennsylvania's per capita income was $31,998 in 2003, which is slightly higher than the national average of $31,632. Longer term, the State's weaker demographic trends (below average growth in population, jobs, and personal income) and permanent job losses in manufacturing may constrain the State's performance to below national averages.

   The final budget for fiscal year 2004 was approved by the legislature in December 2003. It raised the State's personal income tax rate to 3.07% from 2.8%, the first hike since 1991. Cigarette taxes were raised 35 cents to $1.35 per pack. Though final numbers are not yet available, the State expects that fiscal year 2004 ended with a small surplus. The $22.8 billion fiscal year 2005 budget was signed on July 4, 2004, and included no major tax increases.

   On July 5, 2004, Governor Rendell signed a bill into law allowing up to 61,000 slot machines at 14 sites around the State. The estimated $1 billion in annual revenues to the State is earmarked to provide for tax relief state-wide. A seven member Pennsylvania Gaming Control Board now must be appointed. Four sites are eligible for an 18 month conditional license until the gaming board allots the 14 permanent licenses.

   Fiscal stress experienced by the City of Pittsburgh has led to that city being designated a "distressed municipality" under Pennsylvania Act 47, which will require a coordinator to help the City develop a recovery plan. An intergovernmental Cooperation Authority has also been established to assist the City in its fiscal recovery. In June 2004, the Pittsburgh City Council approved a 5 year recovery plan that includes tax hikes and service cuts. Due to the fiscal stress, the rating agencies have downgraded the City's general obligation ratings. Moody's now rates the City Ba1 with a negative outlook and S&P rates the City BB with a positive outlook.

   As of August 11, 2004, Pennsylvania's general obligation debt carried ratings of AA by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Factors Pertaining to Virginia [To be updated by amendment.]


   Virginia's economy continues to grow strongly with professional and business services and retail contributing to renewed employment growth along with continued federal spending on defense. The finance industry is outperforming the nation but increased concentration in the industry has created risk. The State's largest bank, North Carolina-based Wachovia, purchased regional bank SouthTrust, and with several overlapping branches, some closings are likely. Capital One Financial Corp, Richmond's largest employer, plans to reduce its workforce by 20% over the next year or so. Job losses also continue in the manufacturing sector, though the industry makes up a smaller part than average of the State's economy. Finally, the State appears to continue to ignore Virginia's weakening transportation system and its threat to growth. Congestion is already a major problem in Northern Virginia and Norfolk.

   Virginia's unemployment rate was 3.5% in July 2004, well below the State's 4.3% rate in July 2003. Employment growth has been solid with strong regional employment diversity. Northern Virginia reflects a mix of high-tech, military, financial and health services. The Richmond area has state government and strong services and distribution industries. The Hampton Roads region is anchored by federal shipbuilding, several research and military related contractors, and tourism. Charlottesville is dominated by higher education and services. Other parts of the State reflect smaller job gains, but job growth has been positive in every metro area. Per capita income was $33,671 in 2003, which is 106% of the national average of $31,632. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.

   As of September 4, 2004, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. Moody's removed the State from negative watch on May 27, 2004, and changed the outlook to stable based on improving revenues, a budget and tax reform package, and a cap on the State's liability for phasing out the tax on automobiles. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging instruments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

      Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of NAM present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. NAM will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, NAM will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.





                                                                                              Number of
                                                                                             Portfolios
                                          Term of Office                                       in Fund       Other
                          Position(s)     and Length of                                        Complex   Directorships
    Name, Birthdate        Held with     Time Served with        Principal Occupations       Overseen by    Held by
      and Address            Funds            Trust              During Past Five Years        Trustee      Trustee
    ---------------       -----------    ----------------        ----------------------      ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger* Chairman of   Term--Indefinite/(1)/ Chairman (since 1999) and           155      See
3/28/49                  the Board and Length of service--   Trustee (since 1996) of the                  Principal
333 West Wacker Drive    Trustee       Since 1996            funds advised by Nuveen                      Occupation
Chicago, IL 60606                                            Institutional Advisory Corp.**;              description
                                                             Chairman (since 1996) and
                                                             Director of Nuveen
                                                             Investments, Inc., Nuveen
                                                             Investments, LLC, Nuveen
                                                             Advisory Corp., Nuveen
                                                             Institutional Advisory Corp.
                                                             and the funds advised by
                                                             Nuveen Advisory Corp.**;
                                                             Director (since 1996) of
                                                             Institutional Capital
                                                             Corporation; Chairman and
                                                             Director (since 1997) of
                                                             Nuveen Asset Management;
                                                             Chairman and Director of
                                                             Rittenhouse Asset
                                                             Management, Inc. (since 1999);
                                                             Chairman of Nuveen
                                                             Investments Advisers, Inc.
                                                             (since 2002).

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner        Trustee       Term--Indefinite/(1)/ Private Investor and                155      N/A
8/22/40                                Length of service--   Management Consultant.
333 West Wacker Drive                  Since 1996
Chicago, IL 60606

Lawrence H. Brown        Trustee       Term--Indefinite/(1)/ Retired (since 1989) as Senior      155      See
7/29/34                                Length of             Vice President of The Northern               Principal
333 West Wacker Drive                  service--             Trust Company; Director (since               Occupation
Chicago, IL 60606                      Since 1996            2002) Community Advisory                     description
                                                             Board for Highland Park and
                                                             Highwood, United Way of the
                                                             North Shore.

                                                                                           Number of
                                                                                          Portfolios
                                     Term of Office                                         in Fund       Other
                      Position(s)    and Length of                                          Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations        Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years         Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------       ----------- -------------

Jack B. Evans           Trustee   Term--Indefinite/(1)/ President, The Hall-Perrine           155      See
10/22/48                          Length of             Foundation, a private                          Principal
333 West Wacker Drive             service--             philanthropic corporation                      Occupation
Chicago, IL 60606                 Since 2003            (since 1996); Director and Vice                description
                                                        Chairman, United Fire Group,
                                                        a publicly held company;
                                                        Adjunct Faculty Member,
                                                        University of Iowa; Director,
                                                        Gazettte Companies; Life
                                                        Trustee of Coe College;
                                                        Director, Iowa College
                                                        Foundation; formerly, Director,
                                                        Alliant Energy; formerly,
                                                        Director, Federal Reserve Bank
                                                        of Chicago; formerly, President
                                                        and Chief Operating Officer,
                                                        SCI Financial Group, Inc., a
                                                        regional financial services firm.

William C. Hunter***    Trustee   Term--Indefinite/(1)/ Dean and Distinguished                155      See
3/6/48                            Length of             Professor of Finance, School of                Principal
333 West Wacker Drive             service--             Business at the University of                  Occupation
Chicago, IL 60606                 Since 2004            Connecticut (since 2002);                      description
                                                        previously, Senior Vice
                                                        President and Director of
                                                        Research at the Federal
                                                        Reserve Bank of Chicago
                                                        (1995-2003); Director (since
                                                        1997), Credit Research Center
                                                        at Georgetown University;
                                                        Director (since 2004) of Xerox
                                                        Corporation.

David J. Kundert***     Trustee   Term--Indefinite/(1)/ Retired (since 2004) as               153      See
10/28/42                          Length of             Chairman, JPMorgan Fleming                     Principal
333 West Wacker Drive             service--             Asset Management, President                    Occupation
Chicago, IL 60606                 Since 2005            and CEO, Banc One                              description
                                                        Investment Advisors
                                                        Corporation, and President,
                                                        One Group Mutual Funds;
                                                        prior thereto, Executive Vice
                                                        President, Bank One
                                                        Corporation and Chairman and
                                                        CEO, Banc One Investment
                                                        Management Group; Board of
                                                        Regents, Luther College;
                                                        currently a member of the
                                                        American and Wisconsin Bar
                                                        Associations.

                                                                                          Number of
                                                                                         Portfolios
                                     Term of Office                                        in Fund       Other
                      Position(s)    and Length of                                         Complex   Directorships
   Name, Birthdate     Held with    Time Served with         Principal Occupations       Overseen by    Held by
     and Address         Funds           Trust               During Past Five Years        Trustee      Trustee
   ---------------    -----------   ----------------         ----------------------      ----------- -------------

William J. Schneider    Trustee   Term--Indefinite/(1)/ Chairman, formerly, Senior           155      See
9/24/44                           Length of             Partner and Chief Operating                   Principal
333 West Wacker Drive             service--             Officer (retired, December                    Occupation
Chicago, IL 60606                 Since 1996            2004), Miller-Valentine Partners              description
                                                        Ltd., a real estate investment
                                                        company; formerly, Vice
                                                        President, Miller-Valentine
                                                        Realty, a construction
                                                        company; Chair of the Finance
                                                        Committee and Member of the
                                                        Audit Committee, Premier
                                                        Health Partners, the not-for-
                                                        profit company of Miami
                                                        Valley Hospital; President,
                                                        Dayton Philharmonic Orchestra
                                                        Association; Board Member,
                                                        Regional Leaders Forum,
                                                        which promotes cooperation
                                                        on economic development
                                                        issues; Director and Immediate
                                                        Past Chair, Dayton
                                                        Development Coalition;
                                                        formerly, Member, Community
                                                        Advisory Board, National City
                                                        Bank, Dayton, Ohio and
                                                        Business Advisory Council,
                                                        Cleveland Federal Reserve
                                                        Bank.

Judith M. Stockdale     Trustee   Term--Indefinite/(1)/ Executive Director, Gaylord          155      N/A
12/29/47                          Length of             and Dorothy Donnelley
333 West Wacker Drive             service--             Foundation (since 1994); prior
Chicago, IL 60606                 Since 1996            thereto, Executive Director,
                                                        Great Lakes Protection Fund
                                                        (from 1990 to 1994).

                                                                                        Number of
                                                                                       Portfolios
                                     Term of Office                                      in Fund       Other
                      Position(s)    and Length of                                       Complex   Directorships
   Name, Birthdate     Held with    Time Served with        Principal Occupations      Overseen by    Held by
     and Address         Funds           Trust              During Past Five Years       Trustee      Trustee
   ---------------    -----------   ----------------        ----------------------     ----------- -------------

Eugene S. Sunshine***   Trustee   Term--Indefinite/(1)/ Senior Vice President for          155      See
1/22/50                           Length of             Business and Finance,                       Principal
333 West Wacker Drive             service--             Northwestern University (since              Occupation
Chicago, IL 60606                 Since 2005            1997); Director (since 2003),               description
                                                        Chicago Board of Options
                                                        Exchange; Director (since
                                                        2003), National Mentor
                                                        Holdings, a privately-held,
                                                        national provider of home and
                                                        community-based services;
                                                        Chairman (since 1997), Board
                                                        of Directors, Rubicon, a pure
                                                        captive insurance company
                                                        owned by Northwestern
                                                        University; Director (since
                                                        1997), Evanston Chamber of
                                                        Commerce and Evanston
                                                        Inventure, a business
                                                        development organization.

--------

  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the 1940 Act, because he is an officer and director of Nuveen Asset Management.


 **Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.


***Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005.


/(1)/Trustees serve an indefinite term until his/her successor is elected.

                                                                                                     Number of
                                            Term of                                                 Portfolios
                                          Office and                                                  in Fund
                                           Length of                                                  Complex
  Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
    and Address           with Fund       with Trust             During Past Five Years               Officer
  ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman Chief Administrative Term--Until Managing Director (since 2002), Assistant         155
9/9/56                 Officer            July 2005   Secretary and Associate General Counsel,
333 W. Wacker Drive                       Length of   formerly, Vice President and Assistant
Chicago, IL 60606                         Service--   General Counsel, of Nuveen Investments,
                                          Since 1996  LLC; Managing Director (since 2002),
                                                      General Counsel (since 1998) and Assistant
                                                      Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002) and Assistant Secretary
                                                      and Associate General Counsel, formerly,
                                                      Vice President (since 2000) of Nuveen Asset
                                                      Management; Managing Director (since
                                                      2004) and Assistant Secretary (since 1994) of
                                                      Nuveen Investments, Inc.; Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc. (since
                                                      2003); Chartered Financial Analyst.

Julia L. Antonatos   Vice President       Term--Until Managing Director (since 2005), formerly          155
9/22/63                                   July 2005   Vice President (since 2002); formerly,
333 W. Wacker Drive                       Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                         Service--   Nuveen Investments, LLC; Chartered
                                          Since 2004  Financial Analyst.

Michael T. Atkinson  Vice President       Term--Until Vice President (since 2002), formerly,            155
2/3/66                                    July 2005   Assistant Vice President (since 2000),
333 W. Wacker Drive                       Length of   previously, Associate of Nuveen
Chicago, IL 60606                         Service--   Investments, LLC.
                                          Since 2000

Peter H. D'Arrigo    Vice President and   Term--Until Vice President of Nuveen Investments, LLC         155
11/28/67               Treasurer          July 2005   (since 1999); Vice President and Treasurer
333 W. Wacker Drive                       Length of   (since 1999) of Nuveen Investments, Inc.;
Chicago, IL 60606                         Service--   Vice President and Treasurer (since 1999) of
                                          Since 1999  Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Vice President
                                                      and Treasurer of Nuveen Asset Management
                                                      (since 2002) and of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Treasurer of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Treasurer of Rittenhouse Asset
                                                      Management, Inc. (since 2003); Chartered
                                                      Financial Analyst.

                                                                                                         Number of
                                                 Term of                                                Portfolios
                                               Office and                                                 in Fund
                                                Length of                                                 Complex
   Name, Birthdate        Position(s) Held     Time Served            Principal Occupations             Overseen by
     and Address             with Fund         with Trust             During Past Five Years              Officer
   ---------------        ----------------     -----------            ----------------------            -----------

Jessica R. Droeger    Vice President           Term--Until Vice President (since 2002), Assistant           155
9/24/64                 and Secretary          July 2005   Secretary and Assistant General Counsel
333 W. Wacker Drive                            Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                              Service--   President (since 1998) of Nuveen
                                               Since 1998  Investments, LLC; Vice President (since
                                                           2002) and Assistant Secretary (since 1998)
                                                           formerly, Assistant Vice President of Nuveen
                                                           Advisory Corp.; Nuveen Institutional
                                                           Advisory Corp.* and Vice President and
                                                           Assistant Secretary (since 2005) of Nuveen
                                                           Asset Management.

Lorna C. Ferguson     Vice President           Term--Until Managing Director (since 2004), formerly,        155
10/24/45                                       July 2005   Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                            Length of   Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                              Service--   Institutional Advisory Corp.*; Managing
                                               Since 1998  Director (since 2005) of Nuveen Asset
                                                           Management.

William M. Fitzgerald Vice President           Term--Until Managing Director (since 2002), formerly,        155
3/2/64                                         July 2005   Vice President of Nuveen Investments;
333 W. Wacker Drive                            Length of   Managing Director (since 1997), of Nuveen
Chicago, IL 60606                              Service--   Advisory Corp. and Nuveen Institutional
                                               Since 1997  Advisory Corp.*; Managing Director of
                                                           Nuveen Asset Management (since 2001);
                                                           Vice President of Nuveen Investments
                                                           Advisers Inc. (since 2002); Chartered
                                                           Financial Analyst.

Stephen D. Foy        Vice President and       Term--Until Vice President (since 1993) and Funds            155
5/31/54                 Controller             July 2005   Controller (since 1998) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                              Service--   and Funds Controller (1998-2004) of Nuveen
                                               Since 1997  Investments, Inc.; Certified Public
                                                           Accountant.

James D. Grassi       Vice President and Chief Term--Until Vice President and Deputy Director of            155
4/13/56                 Compliance Officer     July 2005   Compliance (since 2004) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC, Nuveen Investments
Chicago, IL 60606                              Service--   Advisers Inc., Nuveen Asset Management,
                                               Since 2004  Nuveen Advisory Corp., Nuveen
                                                           Institutional Advisory Corp.* and
                                                           Rittenhouse Asset Management, Inc.;
                                                           formerly, Senior Attorney (1994-2004), The
                                                           Northern Trust Company.

David J. Lamb         Vice President           Term--Until Vice President (since 2000) of Nuveen            155
3/22/63                                        July 2005   Investments, LLC; Certified Public
333 W. Wacker Drive                            Length of   Accountant.
Chicago, IL 60606                              Service--
                                               Since 2000

Tina M. Lazar         Vice President           Term--Until Vice President of Nuveen Investments, LLC        155
8/27/61                                        July 2005   (since 1999).
333 West Wacker Drive                          Length of
Chicago, IL. 60606                             Service--
                                               Since 2000

                                                                                                   Number of
                                            Term of                                               Portfolios
                                          Office and                                                in Fund
                                           Length of                                                Complex
  Name, Birthdate     Position(s) Held    Time Served           Principal Occupations             Overseen by
    and Address          with Fund        with Trust            During Past Five Years              Officer
  ---------------     ----------------    -----------           ----------------------            -----------

Larry W. Martin     Vice President and    Term--Until Vice President, Assistant Secretary and         155
7/27/51               Assistant Secretary July 2005   Assistant General Counsel of Nuveen
333 W. Wacker Drive                       Length of   Investments, LLC; Vice President and
Chicago, IL 60606                         Service--   Assistant Secretary of Nuveen Advisory
                                          Since 1997  Corp. and Nuveen Institutional Advisory
                                                      Corp.*; Vice President (since 2005) and
                                                      Assistant Secretary of Nuveen Investments,
                                                      Inc.; Vice President (since 2005) and
                                                      Assistant Secretary (since 1997) of Nuveen
                                                      Asset Management; Vice President (since
                                                      2000), Assistant Secretary and Assistant
                                                      General Counsel (since 1998) of Rittenhouse
                                                      Asset Management, Inc.; Vice President and
                                                      Assistant Secretary of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC (since 2002).

--------

  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.


   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended May 31, 2005, the Executive Committee
met    times.



   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the
fiscal year ended May 31, 2005, the Audit Committee met    times.



   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended May 31, 2005, the Nominating and Governance Committee
met    times.

   The Dividend Committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During
the fiscal year ended May 31, 2005, the Dividend Committee met    times.



   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended May 31, 2005, the Compliance, Risk
Management and Regulatory Oversight Committee met    times.



   The Trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 113 Nuveen closed-end funds, except David J. Kundert is trustee of 42 Nuveen open-end funds and 111 closed-end funds managed by NAM.



   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:





                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......    $         0           Over $100,000
      Lawrence H. Brown......    $         0           Over $100,000
      Jack B. Evans..........    $         0           Over $100,000
      William C. Hunter......    $         0        $50,000-$100,000
      David J. Kundert*......    $         0               $0
      William J. Schneider...    $         0           Over $100,000
      Judith M. Stockdale....    $         0           Over $100,000
      Timothy R. Schwertfeger    $         0           Over $100,000
      Eugene S. Sunshine*....    $         0        $50,000-$100,000

--------

  *Mr. Kundert and Mr. Sunshine did not serve on the Board as of December 31, 2004.



   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.


   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2005.



                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Trust
                                Compensation  that Has Been   and Fund
        Name of Trustee         From Trust/1/  Deferred/2/   Complex/3/
        ---------------         ------------  ------------- ------------
        Robert P. Bremner......
        Lawrence H. Brown......
        Jack B. Evans..........
        Anne E. Impellizzeri/4/
        William L. Kissick/4/..
        David J. Kundert.......
        Thomas E. Leafstrand/4/
        Peter R. Sawers/4/.....
        William J. Schneider...
        Judith M. Stockdale....
        Eugene S. Sunshine.....
        Sheila W. Wellington/4/

--------

/1/ The compensation paid to the independent trustees for the fiscal year ended May 31, 2005 for services to the Trust.


/2/ Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


/3/ Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2005 for services to the open-end and closed-end funds advised by NAM.





/4/ Under the Fund's retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not reached the age or service period at which retirement would be called for under the retirement policy, also retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers each received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.



/5/  Mr. Kundert became a Trustee on February 23, 2005.



/6/  Mr. Sunshine became a Trustee on February 23, 2005.


Compensation




   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen or NAM ("Independent Trustees") as of January 1, 2005 receive a $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required, $500 per day for Compliance, Risk Management and Regulatory Oversight Committee attendance by telephone or in person where in-person attendance is not required and $750 per day for Audit Committee attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings (including ad hoc committee meetings and shareholder meetings) on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by NAM, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. As noted above, Board Members Impellizzeri, Kissick and Sawers retired on June 30, 2004. These three Board Members each received a payment at the time of their retirement as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the time specified in the current retirement policy. The Board Member affiliated with Nuveen and the Adviser serves without any compensation from the Funds.



   Nuveen Investments Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.



   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.



   As of September   , 2005, the officers and trustees of each Fund, in the
aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who,
as of September   , 2005, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares. [To be updated by amendment.]


                                                          Percentage of
         Name of Fund and Class Name and Address of Owner   Ownership
         ---------------------- ------------------------- -------------

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally


   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.





   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of JNC, which is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.


              AVERAGE DAILY NET ASSETS             Management Fee
              ------------------------             --------------
              For the first $125 million..........     .5500%
              For the next $125 million...........     .5375%
              For the next $250 million...........     .5250%
              For the next $500 million...........     .5125%
              For the next $1 billion.............     .5000%
              For the next $3 billion.............     .4750%
              On net assets of $5 billion and over     .4500%


   A complex-wide fee schedule for all Funds managed by NAM and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule is expected initially to marginally decrease the rate at which management fees are to be paid by the Funds. As assets in the Nuveen Fund Complex grow, the management fee rates paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.





   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.



   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the Funds' effective management fees were reduced by approximately
                  .


   Each Fund's management fee will equal the sum of a fund-level fee and a complex-level fee.

   Each of the Funds has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as follows:


                     Average Total Daily Net Assets  Rate
                     ------------------------------ -----
                     For the first $125 million.... .3500%
                     For the next $125 million..... .3375%
                     For the first $250 million.... .3250%
                     For the first $500 million.... .3125%
                     For the next $1 billion....... .3000%
                     For the next $3 billion....... .2750%
                     For net assets over $5 billion .2500%




   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:



                Complex-Level Assets/1/        Complex-Level Fee
                -----------------------        -----------------
                First $55 billion.............       .2000%
                Next $1 billion...............       .1800%
                Next $1 billion...............       .1600%
                Next $3 billion...............       .1425%
                Next $3 billion...............       .1325%
                Next $3 billion...............       .1250%
                Next $5 billion...............       .1200%
                Next $5 billion...............       .1175%
                Next $15 billion..............       .1150%
                For Assets over $91 billion/2/       .1400%

--------



/1/ The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.



/2/ With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined. In addition to the management fee, each Fund also pays a portion of the Nuveen Multistate Trust II's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.


   For the last three fiscal years, the Funds paid net management fees as follows:


                                        Management Fees Net of Expense Fee Waivers and Expense
                                          Reimbursement Paid to NAM      Reimbursements from
                                             for the Year Ended        NAM for the Year Ended
                                        -----------------------------  -----------------------
                                         5/31/03     5/31/04   5/31/05 5/31/03 5/31/04 5/31/05
                                        ----------  ---------- ------- ------- ------- -------
Nuveen Arizona Municipal Bond Fund..... $  584,801  $  582,234           $--     $--
Nuveen Colorado Municipal Bond Fund....    247,907     240,310            --      --
Nuveen Florida Municipal Bond Fund.....  2,001,505   1,893,315            --      --
Nuveen Maryland Municipal Bond Fund....    528,373     588,624            --      --
Nuveen New Mexico Municipal Bond Fund..    309,785     307,485            --      --
Nuveen Pennsylvania Municipal Bond Fund    845,123     874,232            --      --
Nuveen Virginia Municipal Bond Fund....  1,292,142   1,341,301            --      --

   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.





   The Funds, the other Nuveen Funds, NAM and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.





The Portfolio Managers



   Unless otherwise indicated, the information below is provided as of the date of this SAI.



   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:



              Name               Fund
              Paul L. Brennan    Maryland Municipal Bond Fund
                                 Pennsylvania Municipal Bond Fund
                                 Virginia Municipal Bond Fund
              Scott R. Romans    Arizona Municipal Bond Fund
                                 Colorado Municipal Bond Fund
                                 New Mexico Municipal Bond Fund
              Daniel S. Solender Florida Municipal Bond Fund



   Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:



                                                       Number of
   Portfolio Manager      Type of Account Managed      Accounts     Assets
   -----------------  -------------------------------- --------- ------------
   Paul L. Brennan... Registered Investment Companies
                      Other Pooled Investment Vehicles
                      Other Accounts
   Scott R. Romans... Registered Investment Companies
                      Other Pooled Investment Vehicles
                      Other Accounts
   Daniel S. Solender Registered Investment Companies
                      Other Pooled Investment Vehicles
                      Other Accounts


* [Assets are as of February 28, 2005]


**[Assets are as of March 31, 2005]



   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of JNC (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of May 31, 2005, the S&P/Investortools Municipal Bond index was comprised of 44,603 securities with an aggregate current market value of $832 billion.



   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.



   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of JNC, Inc. in achieving its business objectives.



   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by JNC. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.



   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of a Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.



   Beneficial Ownership of Securities. As of the date of this prospectus, no portfolio manager beneficially owns any stock issued by the Funds.



Investment Adviser and Investment Management Agreement



Approval of Investment Management Agreement



   At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent trustees, unanimously approved the Investment Management Agreement between each Fund and NAM (the "Adviser").



The Approval Process



   To assist the Board in its evaluation of an advisory contract with the Adviser, the independent trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by the Adviser; the organization of the Adviser, including the responsibilities of various departments and key personnel; the respective Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") as described below; the profitability of the Adviser and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of the Adviser in providing the various services; the advisory fees of the Adviser, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of the Adviser's management fees with the fees the Adviser assesses to other types of investment products or accounts, if any; the soft dollar practices of the Adviser; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.



   In addition to the foregoing materials, independent legal counsel to the independent trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the board in voting on advisory agreements.



   At the Board meeting, the Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the trustees considered the advisory contracts with the Adviser. The independent trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund;
(d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.



Nature, Extent and Quality of Services



   In evaluating the nature, extent and quality of the Adviser's services, the trustees reviewed information concerning the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; narrative and statistical information concerning the respective Fund's performance record and how such performance compares to the Fund's Peer Group; information describing the Adviser's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the trustees received materials regarding the changes or additions in personnel of the Adviser. The trustees further noted the willingness of the personnel of the Adviser to engage in open, candid discussions with the Board. The trustees further considered the quality of the Adviser's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of the Adviser. In their review of advisory contracts for the fixed income funds, the trustees also noted that Nuveen won the 2004 Lipper Award for Best Fund Family: Fixed Income-Large Asset Class. Given the trustees' experience with the Funds, other Nuveen funds and the Adviser, the trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of the Adviser.



   In addition to advisory services, the independent trustees considered the quality of the administrative or non-advisory services provided. In this regard, the Adviser provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Adviser and its affiliates provide each Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the trustees considered, in particular, the Adviser's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The trustees noted the Adviser's focus on compliance and its compliance systems. In their review, the trustees considered, among other things, the additions of experienced personnel to the Adviser's compliance group and modifications and other enhancements to the Adviser's computer systems. In addition to the foregoing, the trustees also noted that the Adviser outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.



   With respect to services provided to the Funds, the trustees also noted, among other things, the enhancements the Adviser has implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify the Adviser's computer systems as necessary to support the innovations of the municipal investment team (such as the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments).



   Based on their review, the trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreements were of a high level and were quite satisfactory.



The Investment Performance of the Fund and the Adviser



   As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance and the Fund's performance compared to its Peer Group if available. In evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group. The trustees evaluated, among other things, a Fund's one, three and five year total returns (as available) for the periods ending December 31, 2004 relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all funds in the Peer Group. Based on their review, the trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.



Fees, Expenses and Profitability



   Fees and Expenses. In evaluating the management fees and expenses that a Fund is expected to bear, the trustees considered the respective Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and respective expense ratios of the unaffiliated funds in its Peer Group. The trustees reviewed the financial information of the Adviser, including its respective revenues, expenses and profitability. In reviewing fees, the trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursement and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in its Peer Group and peer averages. In this regard, the trustees noted that the relative ranking of the Nuveen Funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain Funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Economies of Scale. In addition to the foregoing, in their review of the fee and expense information provided for the municipal funds, including, in particular, the expense ratios of the unaffiliated funds in the Peer Group, the trustees determined that such Funds' net total expense ratios were within an acceptable range compared to such peers.



   Comparisons with the Fees of Other Clients. The trustees further compared the fees of the Adviser to the fees the Adviser or an affiliate thereof assessed for other types of clients. Such other clients included clients investing in municipal funds, such as municipal managed accounts. With respect to municipal managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, the Adviser and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the trustees also considered, among other things, the differences in product distribution, investor profiles and account sizes. Accordingly, the trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.



   Profitability of the Adviser. In conjunction with its review of fees, the trustees also considered the profitability of the Adviser. The trustees reviewed the Adviser's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the trustees reviewed the Adviser's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc., and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the trustees considered the Adviser's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by the Adviser. Based on their review, the trustees were satisfied that the Adviser's level of profitability from its relationship with each Fund was reasonable in light of the services provided.



   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Indirect Benefits below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the trustees determined that the advisory fees and expenses of the respective Fund were reasonable.



Economies of Scale and Whether Fee Levels Reflect These Economies of Scale



   In reviewing the compensation, the trustees have long understood the benefits of economies of scale as the assets of a fund grows and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.



Indirect Benefits



   In evaluating fees, the trustees also considered any indirect benefits or profits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the trustees considered any benefits from soft dollar arrangements. The trustees noted that although the Adviser manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that the Adviser typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, the Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services.



   In addition to soft dollar arrangements, the trustees also considered any other revenues, if any, received by the Adviser or its affiliates. In this regard, for Funds with 12b-1 plans, the trustees received and considered the amount 12b-1 fees retained by Nuveen during the last calendar year. The trustees noted that the vast majority of the 12b-1 fees received by Nuveen are ultimately paid to other financial advisers.



Other Considerations



   Nuveen, until recently, was a majority owned subsidiary of St. Paul Travelers. As noted, St. Paul Travelers earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of the Adviser. Pursuant to a series of transactions, St. Paul Travelers has begun to reduce its interest in Nuveen which will ultimately result in a change of control of Nuveen and therefore the Adviser. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with the Adviser and the automatic termination of such agreement. Accordingly, the Board also considered the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul Travelers' interest will have an impact on the various factors they considered in approving the Adviser, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul Travelers transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of the Adviser; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by the Adviser to finance certain of the transactions; the ability of the Adviser to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of the Adviser. Based on its review, the Board determined that St. Paul Travelers' divestiture would not affect the nature and quality of services provided by the Adviser, the terms of the Investment Management Agreements, including the fees thereunder, and would not materially affect the organization or operations of the Adviser. Accordingly, the Board determined that their analysis of the various factors regarding their approval of the Adviser would continue to apply after the change of control.

Approval



   The trustees did not identify any single factor discussed previously as all-important or controlling. The trustees, including a majority of independent trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Adviser's fees are reasonable in light of the services provided to each Fund, that the renewal of the Investment Management Agreements should be approved, and that the new, post-change of control Investment Management Agreements be approved and recommended to shareholders.


Proxy Voting Policies


   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.



   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.


PORTFOLIO TRANSACTIONS


   NAM is responsible for decisions to buy and sell securities for the Funds, the negotiation of the prices to be paid or received for principal trades, and the allocation of transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.



   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to NAM. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to NAM's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   NAM may manage other investment companies and investment accounts for other clients that may have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.


NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.


   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV; a security with respect to which an event has occurred that is likely to make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities.


TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.


   Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies), two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.


   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, their share of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.


   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations or for the lower tax rates on qualified dividend income.


   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally will be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one one year and other ordianry income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold the applicable rate (currently 28%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the code.


State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws, which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Arizona

   The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

   The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

   The Arizona Fund is not subject to the Arizona corporate income tax.

   Distributions by the Arizona Fund that are attributable to interest on any obligation of Arizona and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Arizona Fund will be subject to the Arizona individual and corporate income taxes.

   Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Arizona state and local tax matters.

Colorado

   The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Colorado Fund transactions.

   The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

   The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado individual or corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

   Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Colorado state and local tax matters.

Florida

   The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Florida Fund transactions.

   The following is based on the assumptions that the Florida Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Florida Fund to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Florida Fund's shareholders.

   The Florida Fund will be subject to the Florida corporate income tax only if it has a sufficient nexus with Florida. If the Florida Fund is subject to the Florida corporate income tax, it does not expect to pay a material amount of such tax. The Florida Fund will not be subject to the Florida intangible personal property tax.

   Shares of the Florida Fund will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, at least 90 percent of the Fund's assets consist of tax-exempt obligations of Florida and its political subdivisions ("Florida Obligations") or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If more than 10 percent of the Fund's assets consist of any other types of assets on that date, then the entire value of the Fund's shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax. For tax years after July 1, 2003, there is an individual exemption from the Florida intangible personal property tax on the first $250,000 of property ($500,000 for a married couple filing jointly).

   All distributions by the Florida Fund to corporate shareholders either organized or doing business in Florida, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Fund will be subject to the Florida corporate income tax.

   Shares of the Florida Fund may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Florida state and local tax matters.

Maryland

   The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

   The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

   The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions ("Maryland Obligations") or any obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes, and in the case of individuals, will be subject to local taxes as well.

   Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Maryland state and local tax matters.

New Mexico

   The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

   The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

   The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

   For 2004, individual shareholders of the New Mexico Fund, may, subject to certain limitations, be able to deduct up to the greater of $1,000 or 20% of net capital gain for such taxable year. Therefore, capital gains distributed by the New Mexico Fund, if any, or gains realized upon a sale of Fund shares, may be eligible for this exclusion.

   Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Mexico and local tax matters.

Pennsylvania

   The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

   The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

   The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will not be subject to the Pennsylvania franchise tax.

   Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax, the Pennsylvania corporate net income tax, or to the Philadelphia School District income tax (for Philadelphia residents). Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. Most other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes. Similarly, such other distributions would be subject to the Philadelphia School District income tax (for Philadelphia residents) except for distributions attributable to certain capital gains in respect to obligations held by the Pennsylvania Fund.

   Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes, but such gain will not be subject to the Philadelphia School District income tax (for Philadelphia residents) if the shares are held in excess of six months.

   Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania and local tax matters.

Virginia

   The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

   The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

   The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

   Distributions by the Virginia Fund that are attributable to income derived from or on the sale and exchange of, obligations of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to income derived from or on the sale and exchange of, obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law

("Federal Obligations") will not be subject to the Virginia personal income tax or the Virginia corporate income tax. All remaining distributions will be subject to the Virginia personal and corporate income taxes, and may be subject to local income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

   If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

   Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Virginia state and local tax matters.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.


   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares as described below.


   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($1,000 for individual retirement accounts, $500 for educational individual retirement accounts, $50 if you establish a systematic investment plan and $250 for accounts opened through fee-based programs). You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $100,000 or more of Fund shares. You may not purchase Class C Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.



   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A Shares of a Fund. The example assumes a purchase on May 31, 2005 of Class A Shares from the Nuveen Arizona Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A Shares.



    Net Asset Value per share........................................... $
    Per Share Sales Charge--4.20% of public offering price (4.38% of net asset value per share)............................................
                                                                         --
    Per Share Offering Price to the Public.............................. $

   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility


   Rights of Accumulation



   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.



   Letter of Intent



   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.


   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).


   Reinvestment of Nuveen Defined Portfolio Distributions


   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.


   Group Purchase Programs


   If you are a member of a qualified group, you may purchase Class A Shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.


   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure


   You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.


   Elimination of Sales Charge on Class A Shares


   Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

   . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds;

   . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;


   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

   . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


   For investors that purchased Class A Shares at net asset value because they purchased such shares through an eligible employer-sponsored qualified defined contribution plan or because the purchase amount equaled or exceeded $1 million and the Authorized Dealer did not waive the sales commission, a contingent deferred sales charge of 1.00% will be assessed on redemptions within 18 months of purchase.



   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.


   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


   . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's sibling);



   . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;

   . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;


   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;



   . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and



   . any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.


   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See "Frequent Trading Policy" below.


Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.


Suspension of Right of Redemption



   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.



Redemption In Kind



   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.


Frequent Trading Policy

   The Funds Frequent Trading Program is as follows:


   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.


   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations


   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.





   3. Definition of Frequent Trader


   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.


   4. Rules Governing Trades Placed by Frequent Traders



   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1:00 p.m. ET and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.



   5. Enforcement



   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion (a) to interpret the terms and application of these policies, (b) to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and
(c) to exclude the application of its provisions to certain classes of redemptions, as set forth in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.



Exclusions from the Frequent Trading Policy



   As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner);
(v) redemptions made pursuant to a systematic withdrawal plan, up to 1 % monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) involuntary redemptions caused by operation of law; (vii) redemptions in connection with a payment of account or plan fees; and (viii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.



   In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.



DISCLOSURE OF PORTFOLIO HOLDINGS



   The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of each Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds' publicly accessible website, www.nuveen.com. Currently, each Fund publishes on the website complete portfolio holdings information as of the end of each month. For Municipal Funds, this information is posted approximately 2-5 business days after the end of the month as of which the information is current and for all other Funds this information is posted approximately 2-5 business days after the end of the month following the month as of which the information is current. Additionally, all Funds publish on the website a list of top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.



   Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R. R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds' independent trustees (Chapman & Cutler). Also, the Funds' investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and/or subadvisers may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.



   Non-public portfolio holdings information may be provided to other persons if approved by the Funds' Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.



   Compliance officers of the Funds and their investment adviser and subadviser(s) periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds' policy. Reports are made to the Funds' Board of Trustees on an annual basis.



   There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.


General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the Prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amounts that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.




   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.



   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.


   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.



   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 and last renewed on August 3, 2004 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.

   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                             Year Ended            Year Ended            Year Ended
                                            May 31, 2003          May 31, 2004          May 31, 2005
                                        --------------------- --------------------- ---------------------
                                                      Amount                Amount                Amount
                                         Amount of   Retained  Amount of   Retained  Amount of   Retained
                                        Underwriting    By    Underwriting    By    Underwriting    By
Fund                                    Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                                    ------------ -------- ------------ -------- ------------ --------
Nuveen Arizona Municipal Bond Fund.....     $205       $ 8        $135       $20
Nuveen Colorado Municipal Bond Fund....       49         7          43         6
Nuveen Florida Municipal Bond Fund.....      489        27         350        48
Nuveen Maryland Municipal Bond Fund....      174        15         195        29
Nuveen New Mexico Municipal Bond
  Fund.................................      100        14          77        12
Nuveen Pennsylvania Municipal Bond Fund      196        27         109        14
Nuveen Virginia Municipal Bond Fund....      339        39         264        35

Other compensation to certain dealers


   NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.



In 2005, Nuveen Advisory expects that it will pay additional compensation to the following dealers:


      A.G. Edwards & Sons, Inc.
      American Express Financial Advisors Inc.
      Merrill Lynch, Pierce, Fenner & Smith, Inc.

      Morgan Stanley DW Inc.

      Prudential Investments LLC
      Raymond James Group
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended May 31, 2005, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.



                                                        Compensation
                                                          Paid to
                                                         Authorized
                                                          Dealers
                                                         During the
                                                         Year Ended
                                                        May 31, 2005
                                                        ------------
Nuveen Arizona Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen Colorado Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen Florida Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen Maryland Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen New Mexico Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen Pennsylvania Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................
Nuveen Virginia Municipal Bond Fund:
   Class A.............................................      $
   Class B.............................................
   Class C.............................................


   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost that a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT


                       , independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois, 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those firms in giving their reports.


   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.

   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in each Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations that are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, that suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds that have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.


                                                                  MAI-MSI-0905D

                           PART C--OTHER INFORMATION


Item 23: Exhibits.



a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
    Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.2 Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
    No. 333-16617) and incorporated herein by reference thereto.

a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
    September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
    1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 b. By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 8 to Registrant's
    Registration Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

 c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
    Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.1 Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
    Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.2 Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
    Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

d.3 Renewal of Investment Management Agreement dated May 18, 2004 and Amendment and
    Renewal of Management Agreement dated July 31, 2004. Filed as Exhibit d.3 to Post-Effective
    Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and
    incorporated herein by reference thereto.

e.1 Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
    Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A (File No. 333-16617) and incorporated herein by reference thereto.

e.2 Renewal of Distribution Agreement dated August 3, 2004. Filed as Exhibit e.2 to Post-Effective
    Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 333-16617) and
    incorporated herein by reference thereto.

e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed as
    Exhibit e.3 to Post-Effective Amendment No. 10 to Nuveen Multistate Trust II's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.

 f. Not applicable.

 g. Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
    Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
    Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.


  h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
     Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

  i. Opinion of Morgan, Lewis, and Bockius LLP. To be filed by amendment.

  j.                     , Independent Registered Public Accounting Firm. To be filed by amendment.

  k. Not applicable.

  l. Not applicable.

  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares,
     Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective
     Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-16617)
     and incorporated herein by reference thereto.

  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

  o. Not applicable.

  p. Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment
     No. 10 to Nuveen Multistate Trust II's Registration Statement on Form N-1A (File No. 333-
     14729) and incorporated herein by reference thereto.

q.1. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.

q.2. Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others,
     Gifford R. Zimmerman and Jessica R. Droeger to execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

 q.3 Original Powers of Attorney for David J. Kundert and Eugene S. Sunshine. Filed herewith.

  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed as Exhibit r to Post-Effective Amendment No. 9 to Registrant's Registration Statement on
     Form N-1A (File No. 333-16617) and incorporated herein by reference thereto.



Item 24: Persons Controlled by or Under Common Control with Registrant

Not applicable.


Item 25: Indemnification

Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26: Business and Other Connections of Investment Adviser


Nuveen Asset Management ("NAM") serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2,

Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income Portfolio, Nuveen New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Tax-Advantaged Total Return Strategy Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund. NAM has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:





                                                    Other Business Profession, Vocation or
Name and Position with NAM                          Employment During Past Two Years
--------------------------                          ------------------------------------------
John P. Amboian, President and Director............ President and Director of Nuveen
                                                    Investments, Inc., Nuveen Investments,
                                                    LLC, Rittenhouse Asset Management, Inc.;
                                                    formerly, President and Director of Nuveen
                                                    Advisory Corp. and Nuveen Institutional
                                                    Advisory Corp.

Alan G. Berkshire, Senior Vice President, Secretary Senior Vice President, General Counsel and
and General Counsel................................ Secretary of Nuveen Investments, Inc.,
                                                    Nuveen Investments, LLC, Rittenhouse
                                                    Asset Management, Inc. and Nuveen
                                                    Investments Holdings, Inc.; Senior Vice
                                                    President and Secretary of Nuveen
                                                    Investments Advisers Inc.; Assistant
                                                    Secretary of NWQ Investment Management
                                                    Company, LLC and Secretary of Symphony
                                                    Asset Management, LLC; formerly, Vice
                                                    President and Secretary of Nuveen
                                                    Institutional Advisory Corp. and Nuveen
                                                    Advisory Corp. (1997-2004).

                                                     Other Business Profession, Vocation or
Name and Position with NAM                           Employment During Past Two Years
--------------------------                           -------------------------------------------
Stuart J. Cohen, Vice President, Assistant Secretary Vice President, Assistant Secretary and
and Assistant General Counsel....................... Assistant General Counsel of Nuveen
                                                     Investments, LLC, Nuveen Investments
                                                     Holdings, Inc. and Rittenhouse Asset
                                                     Management, Inc.; Vice President of
                                                     Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice President and Corporate     Vice President and Corporate Controller of
Controller.......................................... Nuveen Investments, LLC, Nuveen
                                                     Investments Holdings, Inc., Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Vice President and
                                                     Controller of Nuveen Investments, Inc.;
                                                     Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief           Managing Director (since June 2004) of
Compliance Officer.................................. Nuveen Investments, Inc.; Managing
                                                     Director and Chief Compliance Officer of
                                                     Nuveen Investments, LLC, Nuveen
                                                     Investments Advisers Inc. and Rittenhouse
                                                     Asset Management, Inc.; Chief Compliance
                                                     Officer of Symphony Asset Management,
                                                     LLC; Head of Global Compliance (January
                                                     2004 - May 2004) Citadel Investment
                                                     Group; Director, Midwest Regional Office
                                                     (1994-2003) United States Securities and
                                                     Exchange Commission.

Margaret E. Wilson, Senior Vice President, Finance.. Senior Vice President, Finance, of Nuveen
                                                     Investments, Inc., Nuveen Investments,
                                                     LLC, Rittenhouse Asset Management, Inc.,
                                                     Nuveen Investments Advisers Inc. and
                                                     Nuveen Investments Holdings, Inc.;
                                                     formerly, Senior Vice President, Finance of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp. (1998-2004).



Item 27: Principal Underwriters


(a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund,

Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Strategy Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund.

(b)


   Name and Principal    Positions and Offices            Positions and Offices
    Business Address     with Underwriter                 with Registrant
 ------------------------------------------------------------------------------

 Timothy R. Schwertfeger Chairman of the Board,           Chairman of the Board
 333 West Wacker Drive   Chief Executive Officer          and Director
 Chicago, IL 60606       and Director

 John P. Amboian         President                        None
 333 West Wacker Drive
 Chicago, IL 60606

 William Adams IV        Executive Vice President         None
 333 West Wacker Drive
 Chicago, IL 60606

 Alan G. Berkshire       Senior Vice President, Secretary None
 333 West Wacker Drive   and General Counsel
 Chicago, IL 60606

 Robert K. Burke         Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Peter H. D'Arrigo       Vice President and Treasurer     Vice President and
 333 West Wacker Drive                                    Treasurer
 Chicago, IL 60606

 Jessica R. Droeger      Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Secretary
 Chicago, IL 60606       Assistant Secretary

 Stephen D. Foy          Vice President                   Vice President and
 333 West Wacker Drive                                    Controller
 Chicago, IL 60606

 Robert B. Kuppenheimer  Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Larry W. Martin         Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Assistant Secretary
 Chicago, IL 60606       Assistant Secretary

 Paul C. Williams        Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Margaret E. Wilson      Senior Vice President, Finance   None
 333 West Wacker Drive
 Chicago, IL 60606

 Gifford R. Zimmerman    Managing Director                Chief Administrative
 333 West Wacker Drive   and Assistant Secretary          Officer
 Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records


Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.



State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management or State Street Bank and Trust Company.


Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services

Not applicable.


Item 30: Undertakings

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-16617 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 29th day of July, 2005.


                                                 NUVEEN MULTISTATE TRUST I

                                                       /S/  JESSICA R. DROEGER
                                                    -----------------------------
                                                      Jessica R. Droeger, Vice
                                                              President
                                                            and Secretary


   Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



         Signature                  Title                       Date
         ---------                  -----                       ----
    /S/  STEPHEN D. FOY    Vice President and               July 29, 2005
 -------------------------   Controller (Principal
      STEPHEN D. FOY         Financial and
                             Accounting Officer)

 /S/  GIFFORD R. ZIMMERMAN Chief Administrative             July 29, 2005
 -------------------------   Officer (Principal
   GIFFORD R. ZIMMERMAN      Executive Officer)

  Timothy R. Schwertfeger  Chairman of the Board
                             and Trustee           )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
                                                   )
     Robert P. Bremner     Trustee                 )
                                                   )
     Lawrence H. Brown     Trustee                 )   /S/  JESSICA R. DROEGER
                                                   )   -----------------------
                                                   )     JESSICA R. DROEGER
       Jack B. Evans       Trustee                 )      Attorney-in-Fact
                                                   )
     David J. Kundert      Trustee                 )        July 29, 2005
                                                   )
     William C. Hunter     Trustee                 )
                                                   )
   William J. Schneider    Trustee                 )
                                                   )
    Judith M. Stockdale    Trustee                 )
                                                   )
    Eugene S. Sunshine     Trustee                 )



An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger, and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission. Powers of attorney for David J. Kundert and Eugene S. Sunshine are filed herewith.

                                 EXHIBIT INDEX


        Exhibit
        Number                         Exhibit
        ------                         -------

            q.3 Original Powers of Attorney for David J. Kundert and
                Eugene S. Sunshine.